SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                      [ ]

         Post-Effective Amendment No.        4            (333-92297)     [X]
                                         ---------         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              6       (File No. 811-7195)           [X]
                               ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                       55474
(Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code         (612) 671-3678

       Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on July 23, 2001 pursuant to paragraph  (b) of Rule 485

[ ] 60 days after filing  pursuant to  paragraph  (a)(i) of Rule 485

[ ] on (date)  pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

The prospectus containing information for the American Express New Solutions(SM) Variable Annuity filed in American Enterprise MVA Account's Initial
Registration Statement No. 333-65080 is incorporated by reference.

PART B.

                     STATEMENT OF ADDITIONAL INFORMATION
                                    for
               AMERICAN EXPRESS NEW SOLUTIONS(SM) VARIABLE ANNUITY
                  American Enterprise Variable Annuity Account


                                 July 23, 2001


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not aprospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

American Express New Solutions Variable Annuity
         American Enterprise Variable Annuity Account

TABLE OF CONTENTS

Performance Information                                              p.  3
Calculating Annuity Payouts                                          p. 21


Rating Agencies                                                      p. 22
Principal Underwriter                                                p. 22
Independent Auditors                                                 p. 22
Condensed Financial Information (Unaudited)                          p. 23


Financial Statements

American Express New Solutions Variable Annuity
         American Enterprise Variable Annuity Account

Performance Information
The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                           P(1 + T)n = ERV

where:
         P =   a hypothetical initial payment of $1,000
         T =   average annual total return
         n =   number of years
       ERV =   Ending Redeemable Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

American Express New Solutions Variable Annuity
         American Enterprise Variable Annuity Account


Average Annual Total Return (Without Purchase Payment Credits) For Nonqualified Annuities With Withdrawal and Selection of the Maximum Anniversary Value Death Benefit, Benefit ProtectorSM Plus Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000

                                                          Performance since            Performance of the fund(b)
                                                           commencement of                                              Since
Subaccount      Investing In:                              the subaccount(a)  1 Year      5 Years      10 Years      Commencement

         AXP(R)VARIABLE PORTFOLIO -
UCMG4      Cash Management Fund (5/00; 10/81)(c)                -5.53%        -4.10%        1.90%        2.58%           4.38%
UFIF4      Federal Income Fund (5/00; 9/99)                     -2.48         -1.80           --           --           -1.58
UMGD4      Managed Fund (5/00; 4/86)                           -10.15        -11.50         9.56        10.68            9.54
UNDM4      New Dimensions Fund(R)(5/00; 5/96)                  -15.84        -17.65           --           --           14.60
USPF4      S&P 500 Index Fund (5/00; 5/00)                     -15.37            --           --           --          -17.91
USCA4      Small Cap Advantage Fund (5/00; 9/99)                -4.72         -5.62           --           --            5.15
         AIM V.I.
UCAP4      Capital Appreciation Fund (5/00; 5/93)              -17.83        -19.31        12.37           --           15.02
UDDT4      Dent Demographic Trends Fund (5/00; 12/99)          -20.61        -25.62           --           --          -25.56
UVAL4      Value Fund (5/00; 5/93)                             -18.48        -22.68        12.80           --           14.98
         ALLIANCE VP
UGIP4      Growth & Income Portfolio (Class B) (5/00; 1/91)    -10.83          3.03        16.50           --           12.96
UPRG4      Premier Growth Portfolio (Class B) (5/00; 6/92)     -26.66        -24.63        18.69           --           17.89
UTEC4      Technology Portfolio (Class B) (5/00; 1/96)         -36.45        -29.00           --           --           18.64
         EVERGREEN VA
UEGL4      Global Leaders Fund (5/00; 3/97)                    -10.50        -17.30           --           --            6.89
UEGI4      Growth and Income Fund (5/00; 3/96)                  -4.31         -9.59           --           --           12.12
UEMS4      Masters Fund (5/00; 1/99)                           -10.36        -11.94           --           --            5.56
UEOM4      Omega Fund (5/00; 3/97)                             -25.08        -20.73           --           --           12.07
UESC4      Small Cap Value Fund (5/00; 5/98)                     7.98          9.96           --           --            6.09
UESI4      Strategic Income Fund (5/00; 3/97)                   -4.65        -10.03           --           --           -0.75
         FIDELITY VIP
UMDC4      III Mid Cap Portfolio (Service Class) (5/00; 12/98)  11.47         22.64           --           --           37.59
UCOF4      Contrafund(R)Portfolio (Service Class) (5/00; 1/95) -10.70        -15.99        14.55           --           18.29
UHIP4      High Income Portfolio (Service Class) (5/00; 9/85)  -24.41        -29.94        -1.81         7.63            1.89
         FRANKLIN TEMPLETON VIP TRUST
USMC4      Franklin Small Cap Fund - Class 2 (5/00; 11/95)(e)  -17.60        -22.81        18.37           --           18.28
UMSS4      Mutual Shares Securities Fund - Class 2
           (5/00; 11/96)(e)                                      0.28          2.69           --           --            8.06
UDMS4      Templeton Developing Markets Securities Fund -
           Class 2 (5/00; 3/96)(f)                             -19.95        -38.67           --           --          -14.65
UINT4    Templeton International Securities Fund -
           Class 2 (5/00; 5/92)(f)                              -6.69        -11.63         9.98           --           10.78
         MFS(R)
UGRS4      Investors Growth Stock Series -
           Service Class (5/00; 5/99)(c),(g),(h)               -13.18        -14.83           --           --           10.76
UNDS4      New Discovery Series - Service Class (5/00; 5/98)(h) -7.49        -11.31           --           --           18.44
UTRS4      Total Return Series - Service Class (5/00; 1/95)(h)   2.29          5.23        11.01           --           12.69



American Express New Solutions Variable Annuity
         American Enterprise Variable Annuity Account


Average Annual Total Return (Without Purchase Payment Credits) For Nonqualified Annuities With Withdrawal and Selection of the Maximum Anniversary Value Death Benefit, Benefit ProtectorSM Plus Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)

                                                          Performance since            Performance of the fund(b)
                                                           commencement of                                              Since
Subaccount      Investing In:                              the subaccount(a)  1 Year      5 Years     10 Years      Commencement

         PUTNAM VARIABLE TRUST
UGIN4    Putnam VT Growth and Income Fund -
           Class IB Shares (5/00; 2/88)(i)                      -2.12%        -2.21%        10.67%      12.26%          12.19%
UINO4    Putnam VT International New Opportunities Fund -
           Class IB Shares (5/00; 1/97)(i)                     -30.62        -44.52            --          --            5.69
UVIS4    Putnam VT Vista Fund - Class IB Shares
           (5/00; 1/97)(i)                                     -15.86        -13.11            --          --           17.70

(a) Cumulative return (not annualized) since the commencement date of the subaccount.

(b) Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.10% Maximum Anniversary Value Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in the above total returns.

(c)  (Commencement date of the subaccount; Commencement date of the fund).

(d)  Cumulative return (not annualized) since the commencement date of the fund.

(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(g)  Previously named MFS(R) Growth Series.

(h) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

American Express New Solutions Variable Annuity
         American Enterprise Variable Annuity Account


Average Annual Total Return (Without Purchase Payment Credits) For Nonqualified Annuities Without Withdrawal and Selection of the Maximum Anniversary Value Death Benefit, Benefit ProtectorSM Plus Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000

                                                          Performance since            Performance of the fund(b)
                                                           commencement of                                              Since
Subaccount      Investing In:                              the subaccount(a)  1 Year      5 Years     10 Years      Commencement

         AXP(R)VARIABLE PORTFOLIO -
UCMG4      Cash Management Fund (5/00; 10/81)(c)                  2.16%         3.71%        3.06%        2.58%           4.40%
UFIF4      Federal Income Fund (5/00; 9/99)                       5.48          6.21           --           --            4.54
UMGD4      Managed Fund (5/00; 4/86)                             -2.87         -4.33        10.45        10.68            9.56
UNDM4      New Dimensions Fund(R)(5/00; 5/96)                    -9.06        -11.01           --           --           15.44
USPF4      S&P 500 Index Fund (5/00; 5/00)                       -8.55         --              --           --          -11.35
USCA4      Small Cap Advantage Fund (5/00; 9/99)                  3.03          2.06           --           --           11.44
         AIM V.I.
UCAP4      Capital Appreciation Fund (5/00; 5/93)               -11.22        -12.82        13.19           --           15.07
UDDT4      Dent Demographic Trends Fund (5/00; 12/99)           -14.24        -19.68           --           --          -19.58
UVAL4      Value Fund (5/00; 5/93)                              -11.92        -16.49        13.61           --           15.03
         ALLIANCE VP
UGIP4      Growth & Income Portfolio (Class B) (5/00; 1/91)      -3.60         11.36        17.22           --           13.00
UPRG4      Premier Growth Portfolio (Class B) (5/00; 6/92)      -20.82        -18.61        19.38           --           17.93
UTEC4      Technology Portfolio (Class B) (5/00; 1/96)          -31.46        -23.35           --           --           19.31
         EVERGREEN VA
UEGL4      Global Leaders Fund (5/00; 3/97)                      -3.25        -10.64           --           --            8.46
UEGI4      Growth and Income Fund (5/00; 3/96)                    3.48         -2.25           --           --           12.98
UEMS4      Masters Fund (5/00; 1/99)                             -3.10         -4.81           --           --            9.63
UEOM4      Omega Fund (5/00; 3/97)                              -19.10        -14.37           --           --           13.47
UESC4      Small Cap Value Fund (5/00; 5/98)                     16.33         18.32           --           --            8.55
UESI4      Strategic Income Fund (5/00; 3/97)                     3.11         -2.73           --           --            1.04
         FIDELITY VIP
UMDC4      III Mid Cap Portfolio (Service Class) (5/00; 12/98)   19.83         31.04           --           --           40.29
UCOF4      Contrafund(R)Portfolio (Service Class) (5/00; 1/95)   -3.47         -9.21        15.32           --           18.71
UHIP4      High Income Portfolio (Service Class) (5/00; 9/85)   -18.37        -24.37        -0.67         7.63            1.91
         FRANKLIN TEMPLETON VIP TRUST
USMC4      Franklin Small Cap Fund - Class 2 (5/00; 11/95)(e)   -10.97        -16.62        19.06           --           18.83
UMSS4      Mutual Shares Securities Fund - Class 2
           (5/00; 11/96)(e)                                       8.48         11.02           --           --            9.25
UDMS4      Templeton Developing Markets Securities Fund -
           Class 2 (5/00; 3/96)(f)                              -13.53        -33.86           --           --          -13.66
UINT4      Templeton International Securities Fund -
           Class 2 (5/00; 5/92)(f)                                0.89         -4.47        10.86           --           10.82
         MFS(R)
UGRS4      Investors Growth Stock Series -
           Service Class (5/00; 5/99)(c),(g),(h)                 -6.16         -7.95           --           --           15.40
UNDS4      New Discovery Series - Service Class (5/00; 5/98)(h)   0.02         -4.13           --           --           20.53
UTRS4      Total Return Series - Service Class (5/00; 1/95)(h)   10.63         13.58        11.85           --           13.21

American Express New Solutions Variable Annuity
         American Enterprise Variable Annuity Account


Average Annual Total Return (Without Purchase Payment Credits) For Nonqualified Annuities Without Withdrawal and Selection of the Maximum Anniversary Value Death Benefit, Benefit ProtectorSM Plus Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)

                                                          Performance since            Performance of the fund(b)
                                                           commencement of                                              Since
Subaccount      Investing In:                             the subaccount(a)   1 Year      5 Years     10 Years      Commencement

         PUTNAM VARIABLE TRUST
UGIN4      Putnam VT Growth and Income Fund -
           Class IB Shares (5/00; 2/88)(i)                       5.87%         5.76%        11.53%      12.26%          12.22%
UINO4      Putnam VT International New Opportunities Fund -
           Class IB Shares (5/00; 1/97)(i)                     -25.12        -40.22            --           --            7.22
UVIS4      Putnam VT Vista Fund - Class IB Shares
           (5/00; 1/97)(i)                                      -9.08         -6.08            --           --           18.85

(a)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(b) Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.10% Maximum Anniversary Value Death Benefit Rider fee and a 0.30% Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in the above total returns.

(c)  (Commencement date of the subaccount; Commencement date of the fund).

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(g)  Previously named MFS(R) Growth Series.

(h) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

American Express New Solutions Variable Annuity
         American Enterprise Variable Annuity Account


American Enterprise Variable Annuity Account Average Annual Total Return (Without Purchase Payment Credits) For Nonqualified Annuities With Withdrawal For Periods Ending Dec. 31, 2000 (continued)


                                                                    Performance                  Performance of the fund(a)
                                                                 of the subaccount

                                                                       Since                                            Since
Subaccount        Investing In:                         1 Year     Commencement   1 Year        5 Years    10 Years  Commencement
           AXP(R)VARIABLE PORTFOLIO -
PCMG1      Cash Management Fund (11/99; 10/81)(b)       -3.03%        -2.12%       -3.03%        2.82%        3.39%      5.20%
UFIF3      Federal Income Fund (5/00; 9/99)                --         -1.46(c)     -0.71           --           --      -0.55
PMGD1      Managed Fund (11/99; 4/86)                  -10.46         -3.61       -10.46        10.47        11.50      10.37
PNDM1      New Dimensions Fund(R)(11/99; 5/96)         -16.61         -4.47       -16.61           --           --      15.51
USPF3      S&P 500 Index Fund (5/00;5/00)                  --        -14.38(c)        --           --           --     -16.95(d)
PSCA1      Small Cap Advantage Fund (11/99; 9/99)       -4.58          3.18        -4.58           --           --       6.22
         AIM V.I.
PCAP1      Capital Appreciation Fund (11/99; 5/93)     -18.29         -0.51       -18.29        13.30           --      15.89
UDDT3      Dent Demographic Trends Fund (5/00; 12/99)      --        -19.61(c)    -24.59        --              --     -24.60
PVAL1      Value Fund (11/99; 5/93)                    -21.68        -12.21       -21.68        13.71           --      15.84
         ALLIANCE VP
UGIP3      Growth & Income Portfolio (Class B)
           (5/00; 1/91)                                    --         -9.82(c)      4.17        17.41           --      13.81
UPRG3      Premier Growth Portfolio (Class B)
           (5/00; 6/92)                                    --        -25.67(c)    -23.60        19.62           --      18.75
UTEC3      Technology Portfolio (Class B) (5/00; 1/96)     --        -35.46(c)    -27.97           --           --      19.55
         EVERGREEN VA
UEGL3      Global Leaders Fund (5/00; 3/97)                --         -9.49(c)    -16.26           --           --       7.82
UEGI3      Growth and Income Fund (5/00; 3/96)             --         -3.30(c)     -8.54           --           --      13.03
UEMS3      Masters Fund (5/00; 1/99)                       --         -9.36(c)    -10.90           --           --       6.58
UEOM3      Omega Fund (5/00; 3/97)                         --        -24.08(c)    -19.69           --           --      13.00
UESC3      Small Cap Value Fund (5/00; 5/98)               --          9.10(c)     11.13           --           --       7.06
UESI3      Strategic Income Fund (5/00; 3/97)              --         -3.64(c)     -8.98           --           --       0.12
         FIDELITY VIP
PMDC1      III Mid Cap Portfolio (Service Class)
           (11/99; 12/98)                               23.99         42.19        23.99           --           --      38.65
UCOF3      Contrafund(R)Portfolio (Service Class)
           (5/00; 1/95)                                    --         -9.70(c)    -14.95        15.47           --      19.19
UHIP3      High Income Portfolio (Service Class)
           (5/00; 9/85)                                    --        -23.41(c)    -28.91        -0.93         8.44       2.71
         FRANKLIN TEMPLETON VIP TRUST
PSMC1      Franklin Small Cap Fund -
           Class 2 (11/99; 11/95)(e)                   -21.79          4.28       -21.79        19.28           --      19.17
PMSS1      Mutual Shares Securities Fund -
           Class 2 (11/99; 11/96)(e)                     3.80          6.55         3.80           --           --       8.97
UDMS3      Templeton Developing Markets
           Securities Fund - Class 2 (5/00; 3/96)(f)       --        -18.95(c)    -37.65           --           --     -13.82
UINT3      Templeton International Securities Fund -
           Class 2 (5/00; 5/92)(f)                         --         -5.68(c)    -10.52        10.90           --      11.63

American Express New Solutions Variable Annuity
         American Enterprise Variable Annuity Account


American Enterprise Variable Annuity Account Average Annual Total Return (Without Purchase Payment Credits) For Nonqualified Annuities With Withdrawal For Periods Ending Dec. 31, 2000 (continued)

                                                                    Performance                   Performance of the fund(a)
                                                                of the subaccount

                                                                       Since                                            Since
Subaccount        Investing In:                         1 Year     Commencement   1 Year        5 Years    10 Years  Commencement
         MFS(R)
UGRS3      Investors Growth Stock Series -
           Service Class (5/00; 5/99)(b),(g),(h)           --%       -12.17%(c)   -13.78%          --%          --%     11.81%
PSND1      New Discovery Series -
           Service Class (5/00; 5/98)(h)               -10.27         -6.49       -10.27           --           --      19.44
PSTR1      Total Return Series -
           Service Class (5/00; 1/95)(h)                 6.40          3.43         6.40        11.03           --      13.58
         PUTNAM VARIABLE TRUST
PGIN1      Putnam VT Growth and Income Fund -
           Class IB Shares (11/99; 2/88)(i)             -1.17         -3.04        -1.17        11.58        13.07      13.02
UINO3      Putnam VT International New Opportunities
           Fund - Class IB Shares (5/00; 1/97)(i)          --        -29.62(c)    -43.50          --            --       6.61
UVIS3      Putnam VT Vista Fund -
           Class IB Shares (5/00; 1/97)(i)                 --        -14.86(c)    -12.07          --            --      18.63


(a) Cumulative return (not annualized) since commencement of the subaccount.

(b) Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 0.85% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.10% Maximum Anniversary Value Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in the above total returns.

(c) (Commencement date of the subaccount; Commencement date of the fund).

(d) Cumulative return (not annualized) since commencement of the fund.

(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(g) Previously named MF(R) Growth Series.

(h) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

American Express New Solutions Variable Annuity
         American Enterprise Variable Annuity Account

American Enterprise Variable Annuity Account Average Annual Total Return (Without Purchase Payment Credits) For Nonqualified Annuities With Withdrawal For Periods Ending Dec. 31, 2000 (continued)


                                                                    Performance                   Performance of the fund(a)
                                                                 of the subaccount

                                                                       Since                                            Since
Subaccount        Investing In:                         1 Year     Commencement   1 Year        5 Years    10 Years  Commencement
         AXP(R)VARIABLE PORTFOLIO -
PCMG1      Cash Management Fund (11/99; 10/81)(b)        4.53%         4.48%        4.53%        3.87%        3.39%      5.20%
UFIF3      Federal Income Fund (5/00; 9/99)                --          6.24(c)      7.05           --           --       5.37
PMGD1      Managed Fund (11/99; 4/86)                   -3.54          2.89        -3.54        11.26        11.50      10.37
PNDM1      New Dimensions Fund(R)(11/99; 5/96)         -10.22          1.99       -10.22           --           --      16.26
USPF3      S&P 500 Index Fund (5/00;5/00)                  --         -7.80(c)        --           --           --     -10.60(d)
PSCA1      Small Cap Advantage Fund (11/99; 9/99)        2.85         10.11         2.85           --           --      12.24
         AIM V.I.
PCAP1      Capital Appreciation Fund (11/99; 5/93)     -12.05          6.23       -12.05        14.02           --      15.89
UDDT3      Dent Demographic Trends Fund
           (5/00; 12/99)                                 --          -13.49(c)    -18.90           --           --     -18.80
PVAL1      Value Fund (11/99; 5/93)                    -15.74         -6.28       -15.74        14.42           --      15.84
         ALLIANCE VP
UGIP3      Growth & Income Portfolio (Class B)
           (5/00; 1/91)                                  --           -2.85(c)     12.17        18.04           --      13.81
UPRG3      Premier Growth Portfolio (Class B)
           (5/00; 6/92)                                  --          -20.07(c)    -17.82        20.20           --      18.75
UTEC3      Technology Portfolio (Class B)
           (5/00; 1/96)                                  --          -30.72(c)    -22.58           --           --      20.13
         EVERGREEN VA
UEGL3      Global Leaders Fund (5/00; 3/97)              --           -2.49(c)     -9.85           --           --       9.27
UEGI3      Growth and Income Fund (5/00; 3/96)           --            4.24(c)     -1.46           --           --      13.79
UEMS3      Masters Fund (5/00; 1/99)                     --           -2.34(c)     -4.02           --           --      10.44
UEOM3      Omega Fund (5/00; 3/97)                       --          -18.35(c)    -13.58           --           --      14.28
UESC3      Small Cap Value Fund (5/00; 5/98)             --           17.10(c)     19.13           --           --       9.36
UESI3      Strategic Income Fund (5/00; 3/97)            --            3.87(c)     -1.93           --           --       1.84
         FIDELITY VIP
PMDC1      III Mid Cap Portfolio (Service Class)
           (11/99;12/98)                                31.99         48.81        31.99           --           --      41.13
UCOF3      Contrafund(R)Portfolio (Service Class)
           (5/00; 1/95)                                  --           -2.71(c)     -8.42        16.13           --      19.53
UHIP3      High Income Portfolio (Service Class)
           (5/00; 9/85)                                  --          -17.62(c)    -23.59         0.13         8.44       2.71
         FRANKLIN TEMPLETON VIP TRUST
PSMC1      Franklin Small Cap Fund -
           Class 2 (11/99; 11/95)(e)                   -15.86         11.19       -15.86        19.86           --      19.63
PMSS1    Mutual Shares Securities Fund -
           Class 2 (11/99; 11/96)(e)                    11.80         13.44        11.80           --                   10.06
UDMS3      Templeton Developing Markets Securities
           Fund - Class 2 (5/00; 3/96)(f)                --          -12.78(c)    -33.10           --                  -12.87
UINT3      Templeton International Securities Fund -
           Class 2 (5/00; 5/92)(f)                       --            1.65(c)     -3.61        11.68           --      11.63

                                     -10-

American Express New Solutions Variable Annuity
         American Enterprise Variable Annuity Account

American Enterprise Variable Annuity Account Average Annual Total Return (Without Purchase Payment Credits) For Nonqualified Annuities With Withdrawal For Periods Ending Dec. 31, 2000 (continued)

                                                                   Performance                     Performance of the fund(a)
                                                                of the subaccount

                                                                       Since                                            Since
Subaccount        Investing In:                         1 Year     Commencement   1 Year        5 Years    10 Years  Commencement
         MFS(R)
UGRS3      Investors Growth Stock Series -
           Service Class (5/00; 5/99)(b),(g),(h)           --%        -5.41%(c)    -7.15%          --%          --%     16.22%
PSND1      New Discovery Series -
           Service Class (5/00; 5/98)(h)                -3.34          0.75        -3.34           --           --      21.36
PSTR1      Total Return Series -
           Service Class (5/00; 1/95)(h)                14.40         11.41        14.40        11.80           --      14.02
         PUTNAM VARIABLE TRUST
PGIN1      Putnam VT Growth and Income Fund -
           Class IB Shares (11/99; 2/88)(i)              6.56          3.52         6.56        12.34        13.07      13.02
UINO3      Putnam VT International New
           Opportunities Fund -
           Class IB Shares (5/00; 1/97)(i)                 --        -24.37(c)    -39.46           --           --       8.03
UVIS3      Putnam VT Vista Fund -
           Class IB Shares (5/00; 1/97)(i)                 --         -8.32(c)     -5.29           --           --      19.67


(a) Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.10% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in the above total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund).

(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(g)  Previously named MF(R) Growth Series.

(h) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase

American Express New Solutions Variable Annuity
         American Enterprise Variable Annuity Account


Average Annual Total Return (Without Purchase Payment Credits) For Nonqualified Annuities Without Withdrawal and Selection of the Maximum Anniversary Value Death Benefit, Benefit ProtectorSM Plus Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)

                                                          Performance since            Performance of the fund(b)
                                                           commencement of                                              Since
Subaccount      Investing In:                              the subaccount(a)  1 Year      5 Years     10 Years      Commencement
         AXP(R)VARIABLE PORTFOLIO -
UCMG2      Cash Management Fund (5/00; 10/81)(c)                -5.70%        -3.87%        2.17%        2.83%           4.63%
UFIF2      Federal Income Fund (5/00; 9/99)                     -2.45         -1.47           --           --           -1.27
UMGD2      Managed Fund (5/00; 4/86)                            -9.84        -11.10         9.89        10.99            9.83
UNDM2      New Dimensions Fund(R)(5/00; 5/96)                  -15.54        -17.26           --           --           14.95
USPF2      S&P 500 Index Fund (5/00; 5/00)                     -15.36         --              --           --          -17.88
USCA2      Small Cap Advantage Fund (5/00; 9/99)                -4.58         -5.38           --           --            5.42
         AIM V.I.
UCAP2      Capital Appreciation Fund (5/00; 5/93)              -17.71        -19.10        12.67           --           15.31
UDDT2      Dent Demographic Trends Fund (5/00; 12/99)          -20.50        -25.43           --           --          -25.38
UVAL2      Value Fund (5/00; 5/93)                             -18.36        -22.50        13.09           --           15.27
         ALLIANCE VP
UGIP2      Growth & Income Portfolio (Class B) (5/00; 1/91)    -10.69          3.30        16.81           --           13.25
UPRG2      Premier Growth Portfolio (Class B) (5/00; 6/92)     -26.55        -24.45        19.00           --           18.18
UTEC2      Technology Portfolio (Class B) (5/00; 1/96)         -36.36        -28.82           --           --           18.94
         EVERGREEN VA
UEGL2      Global Leaders Fund (5/00; 3/97)                    -10.37        -17.10           --           --            7.17
UEGI2      Growth and Income Fund (5/00; 3/96)                  -4.17         -9.36           --           --           12.41
UEMS2      Masters Fund (5/00; 1/99)                           -10.23        -11.72           --           --            5.85
UEOM2      Omega Fund (5/00; 3/97)                             -24.97        -20.53           --           --           12.37
UESC2      Small Cap Value Fund (5/00; 5/98)                     8.15         10.26           --           --            6.38
UESI2      Strategic Income Fund (5/00; 3/97)                   -4.51         -9.80           --           --           -0.50
         FIDELITY VIP
UMDC2      III Mid Cap Portfolio (Service Class) (5/00; 12/98)  11.65         22.97           --           --           37.94
UCOF2      Contrafund(R)Portfolio (Service Class) (5/00; 1/95) -10.57        -15.78        14.85           --           18.60
UHIP2      High Income Portfolio (Service Class) (5/00; 9/85)  -24.30        -29.76        -1.56         7.90            2.15
         FRANKLIN TEMPLETON VIP TRUST
USMC2      Franklin Small Cap Fund - Class 2 (5/00; 11/95)(e)  -17.48        -22.61        18.68           --           18.59
UMSS2      Mutual Shares Securities Fund -
           Class 2 (5/00; 11/96)(e)                              0.43          2.96           --           --            8.34
UDMS2      Templeton Developing Markets Securities Fund -
           Class 2 (5/00; 3/96)(f)                             -19.84        -38.52           --           --          -14.44
UINT2      Templeton International Securities Fund -
           Class 2 (5/00; 5/92)(f)                              -6.55        -11.40        10.27           --           11.06
         MFS(R)
UGRS2      Investors Growth Stock Series -
           Service Class (5/00; 5/99)(c),(g),(h)               -13.05        -14.61           --           --           11.06
UNDS2      New Discovery Series -
           Service Class (5/00; 5/98)(h)                        -7.36        -11.09           --           --           18.75
UTRS2      Total Return Series -
           Service Class (5/00; 1/95)(h)                         2.46          5.52        11.30           --           12.99

American Express New Solutions Variable Annuity
         American Enterprise Variable Annuity Account


Average Annual Total Return (Without Purchase Payment Credits) For Nonqualified Annuities Without Withdrawal and Selection of the Maximum Anniversary Value Death Benefit, Benefit ProtectorSM Plus Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)

                                                          Performance since            Performance of the fund(b)
                                                           commencement of                                              Since
Subaccount      Investing In:                              the subaccount(a)  1 Year      5 Years     10 Years      Commencement
         PUTNAM VARIABLE TRUST
UGIN2      Putnam VT Growth and Income Fund -
           Class IB Shares (5/00; 2/88)(i)                      -1.98%        -1.97%       10.96%       12.54%          12.47%
UINO2      Putnam VT International New
           Opportunities Fund -
           Class IB Shares (5/00; 1/97)(i)                     -30.51        -44.37           --           --            5.97
UVIS2      Putnam VT Vista Fund - Class IB
           Shares (5/00; 1/97)(i)                              -15.74        -12.90           --           --           18.01


(a)  Cumulative return (not annualized) since commencement of the subaccount.

(b) Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 0.85% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.10% Maximum Anniversary Value Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in the above total returns.

(c)  (Commencement date of the subaccount; Commencement date of the fund).

(d)  Cumulative return (not annualized) since commencement of the fund.

(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(g)  Previously  named MFS(R) Growth Series.

(h) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

American Express New Solutions Variable Annuity
         American Enterprise Variable Annuity Account


Average Annual Total Return (Without Purchase Payment Credits) For Nonqualified Annuities Without Withdrawal and Selection of the Maximum Anniversary Value Death Benefit, Benefit ProtectorSM Plus Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)

                                                          Performance since            Performance of the fund(b)
                                                           commencement of                                              Since
Subaccount      Investing In:                              the subaccount(a)  1 Year      5 Years     10 Years      Commencement
         AXP(R)VARIABLE PORTFOLIO -
UCMG2      Cash Management Fund (5/00; 10/81)(c)                 1.96%         3.97%        3.32%        2.83%           4.64%
UFIF2      Federal Income Fund (5/00; 9/99)                      5.50          6.57           --           --            4.87
UMGD2      Managed Fund (5/00; 4/86)                            -2.53         -3.90        10.77        10.99            9.85
UNDM2      New Dimensions Fund(R)(5/00; 5/96)                   -8.73        -10.60           --           --           15.79
USPF2      S&P 500 Index Fund (5/00; 5/00)                      -8.53            --           --           --          -11.32
USCA2      Small Cap Advantage Fund (5/00; 9/99)                 3.19          2.32           --           --           11.71
         AIM V.I.
UCAP2      Capital Appreciation Fund (5/00; 5/93)              -11.09        -12.60        13.48           --           15.36
UDDT2      Dent Demographic Trends Fund (5/00; 12/99)          -14.12        -19.48           --           --          -19.38
UVAL2      Value Fund (5/00; 5/93)                             -11.80        -16.29        13.89           --           15.31
         ALLIANCE VP
UGIP2      Growth & Income Portfolio (Class B)
           (5/00; 1/91)                                         -3.46         11.64        17.51           --           13.28
UPRG2      Premier Growth Portfolio (Class B)
           (5/00; 6/92)                                        -20.70        -18.40        19.68           --           18.23
UTEC2      Technology Portfolio (Class B) (5/00; 1/96)         -31.36        -23.16           --           --           19.61
         EVERGREEN VA
UEGL2      Global Leaders Fund (5/00; 3/97)                     -3.11        -10.42           --           --            8.73
UEGI2      Growth and Income Fund (5/00; 3/96)                   3.63         -2.01           --           --           13.26
UEMS2      Masters Fund (5/00; 1/99)                            -2.96         -4.57           --           --            9.90
UEOM2      Omega Fund (5/00; 3/97)                             -18.98        -14.15           --           --           13.75
UESC2      Small Cap Value Fund (5/00; 5/98)                    16.50         18.61           --           --            8.82
UESI2      Strategic Income Fund (5/00; 3/97)                    3.26         -2.49           --           --            1.30
         FIDELITY VIP
UMDC2      III Mid Cap Portfolio (Service Class)
           (5/00; 12/98)                                        20.01         31.37           --           --           40.64
UCOF2      Contrafund(R)Portfolio (Service Class)
           (5/00; 1/95)                                         -3.33         -8.98        15.61           --           19.01
UHIP2      High Income Portfolio (Service Class)
           (5/00; 9/85)                                        -18.25        -24.18        -0.42         7.90            2.17
         FRANKLIN TEMPLETON VIP TRUST
USMC2      Franklin Small Cap Fund - Class 2
           (5/00; 11/95)(e)                                    -10.84        -16.41        19.36           --           19.13
UMSS2      Mutual Shares Securities Fund -
           Class 2 (5/00; 11/96)(e)                              8.64         11.30           --           --            9.53
UDMS2      Templeton Developing Markets
           Securities Fund -
           Class 2 (5/00; 3/96)(f)                             -13.40        -33.70           --           --          -13.44
UINT2    Templeton International Securities Fund -
           Class 2 (5/00; 5/92)(f)                               1.04         -4.23        11.14           --           11.10
         MFS(R)
UGRS2      Investors Growth Stock Series -
           Service Class (5/00; 5/99)(c),(g),(h)                -6.02         -7.71           --           --           15.69
UNDS2      New Discovery Series - Service Class
           (5/00; 5/98)(h)                                       0.17         -3.89           --           --           20.83
UTRS2      Total Return Series - Service Class
           (5/00; 1/95)(h)                                      10.79         13.86        12.14           --           13.49

American Express New Solutions Variable Annuity
         American Enterprise Variable Annuity Account


Average Annual Total Return (Without Purchase Payment Credits) For Nonqualified Annuities Without Withdrawal and Selection of the Maximum Anniversary Value Death Benefit, Benefit ProtectorSM Plus Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)

                                                          Performance since            Performance of the fund(b)
                                                           commencement of                                              Since
Subaccount      Investing In:                              the subaccount(a)  1 Year      5 Years     10 Years      Commencement
         PUTNAM VARIABLE TRUST
UGIN2      Putnam VT Growth and Income Fund -
           Class IB Shares (5/00; 2/88)(i)                       6.02%         6.03%       11.81%       12.54%          12.50%
UINO2      Putnam VT International New
           Opportunities Fund -
           Class IB Shares (5/00; 1/97)(i)                     -25.01        -40.06           --           --            7.49
UVIS2      Putnam VT Vista Fund -
           Class IB Shares (5/00; 1/97)(i)                      -8.94         -5.85           --           --           19.15

(a)  Cumulative return (not annualized) since commencement of the subaccount.

(b) Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 0.85% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.10% Maximum Anniversary Value Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in the above total returns.

(c)  (Commencement date of the subaccount; Commencement date of the fund).

(d)  Cumulative return (not annualized) since commencement of the fund.

(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(g)  Previously  named MFS(R) Growth Series.

(h) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

American Express New Solutions Variable Annuity
         American Enterprise Variable Annuity Account

Average Annual Total Return (Without Purchase Payment Credits) For Nonqualified Annuities Without Withdrawal and Selection of the Maximum Anniversary Value Death Benefit, Benefit ProtectorSM Plus Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)


                                                                                          Performance of the fund(b)


                                                          Performance since
                                                           commencement of                                              Since
Subaccount      Investing In:                              the subaccount(a)  1 Year      5 Years     10 Years      Commencement
         AXP(R)VARIABLE PORTFOLIO -
UCMG1      Cash Management Fund (5/00; 10/81)(c)                -4.56%        -2.81%        3.08%        3.64%           5.46%
UFIF1      Federal Income Fund (5/00; 9/99)                     -1.05         -0.41           --           --           -0.26
UMGD1      Managed Fund (5/00; 4/86)                            -9.01        -10.23        10.75        11.78           10.65
UNDM1      New Dimensions Fund(R)(5/00; 5/96)                  -14.72        -16.40           --           --           15.81
USPF1      S&P 500 Index Fund (5/00; 5/00)                     -14.25         --              --           --          -16.81(d)
USCA1      Small Cap Advantage Fund (5/00; 9/99)                -3.57         -4.33           --           --            6.51
         AIM V.I.
UCAP1      Capital Appreciation Fund (5/00; 5/93)              -15.85        -18.07        13.58           --           16.17
UDDT1      Dent Demographic Trends Fund (5/00; 12/99)          -19.50        -24.40           --           --          -24.41
UVAL1      Value Fund (5/00; 5/93)                             -17.36        -21.47        14.00           --           16.13
         ALLIANCE VP
UGIP1      Growth & Income Portfolio (Class B) (5/00; 1/91)     -9.69          4.45        17.71           --           14.10
UPRG1      Premier Growth Portfolio (Class B) (5/00; 6/92)     -25.56        -23.41           --           --           19.05
UTEC1      Technology Portfolio (Class B) (5/00; 1/96)         -35.37        -27.79           --           --           19.85
         EVERGREEN VA
UEGL1      Global Leaders Fund (5/00; 3/97)                     -9.36        -16.06           --           --            8.10
UEGI1      Growth and Income Fund (5/00; 3/96)                  -3.16         -8.31           --           --           13.32
UEMS1      Masters Fund (5/00; 1/99)                            -9.22        -10.68           --           --            6.86
UEOM1      Omega Fund (5/00; 3/97)                             -23.97        -19.50           --           --           13.30
UESC1      Small Cap Value Fund (5/00; 5/98)                     9.26         11.43           --           --            7.34
UESI1      Strategic Income Fund (5/00; 3/97)                   -3.50         -8.76           --           --            0.37
         FIDELITY VIP
UMDC1      III Mid Cap Portfolio (Service Class)
           (5/00; 12/98)                                        12.78         24.20           --           --           39.01
UCOF1      Contrafund(R)Portfolio (Service Class)
           (5/00; 1/95)                                         -9.57        -14.74        15.76           --           19.49
UHIP1      High Income Portfolio (Service Class)
           (5/00; 9/85)                                        -23.30        -28.73        -0.69         8.71            2.97
         FRANKLIN TEMPLETON VIP TRUST
USMC1      Franklin Small Cap Fund - Class 2
           (5/00; 11/95)(e)                                    -16.48        -21.58        19.60           --           19.49
UMSS1      Mutual Shares Securities Fund - Class 2
           (5/00; 11/96)(e)                                      1.45          4.11           --           --            9.26
UDMS1      Templeton Developing Markets Securities Fund -
           Class 2 (5/00; 3/96)(f)                             -18.84        -37.50           --           --          -13.55
UINT1      Templeton International Securities Fund -
           Class 2 (5/00; 5/92)(f)                              -5.54        -10.30        11.19           --           11.91
         MFS(R)
UGRS1      Investors Growth Stock Series -
           Service Class (5/00; 5/99)(c),(g),(h)               -12.05        -13.57           --           --           12.11
UNDS1      New Discovery Series - Service Class
           (5/00; 5/98)(h)                                      -6.35        -10.04           --           --           19.74
UTRS1      Total Return Series - Service Class
           (5/00; 1/95)(h)                                       3.55          6.67        12.20           --           13.87
         PUTNAM VARIABLE TRUST
UGIN1      Putnam VT Growth and Income Fund -
           Class IB Shares (5/00; 2/88)(i)                      -0.96         -0.91        11.86        13.35           13.31
UINO1      Putnam VT International New Opportunities Fund -
           Class IB Shares (5/00; 1/97)(i)                     -29.52        -43.36           --           --            6.89
UVIS1      Putnam VT Vista Fund - Class IB Shares
           (5/00; 1/97)(i)                                     -14.73        -11.85           --           --           18.94

American Express New Solutions Variable Annuity
         American Enterprise Variable Annuity Account

(a) Cumulative return (not annualized) since the commencement date of the subaccount.

(b) Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 0.85% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.10% Maximum Anniversary Value Death Benefit Rider fee and a 0.30% Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in the above total returns.

(c)  (Commencement date of the subaccount; Commencement date of the fund).

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(g)  Previously named MFS(R)Growth Series.

(h) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than itwould have been had the Service Class shares been offered for the entire period.

(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

American Express New Solutions Variable Annuity
         American Enterprise Variable Annuity Account

Average Annual Total Return (Without Purchase Payment Credits) For Nonqualified Annuities Without Withdrawal and Selection of the Maximum Anniversary Value Death Benefit, Benefit ProtectorSM Plus Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)


                                                                                       Performance of the fund(b)


                                                          Performance since
                                                           commencement of                                              Since
Subaccount      Investing In:                              the subaccount(a)  1 Year      5 Years     10 Years      Commencement
         AXP(R)VARIABLE PORTFOLIO -
UCMG1      Cash Management Fund (5/00; 10/81)(c)                 2.87%         4.77%        4.12%        3.64%           5.46%
UFIF1      Federal Income Fund (5/00; 9/99)                      6.68          7.38           --           --            5.68
UMGD1      Managed Fund (5/00; 4/86)                            -1.97         -3.30        11.54        11.78           10.65
UNDM1      New Dimensions Fund(R)(5/00; 5/96)                   -8.17        -10.00           --           --           16.55
USPF1      S&P 500 Index Fund (5/00; 5/00)                      -7.67         --              --           --          -10.45(d)
USCA1      Small Cap Advantage Fund (5/00; 9/99)                 3.95          3.12           --           --           12.52
         AIM V.I.
UCAP1      Capital Appreciation Fund (5/00; 5/93)               -9.40        -11.81        14.29           --           16.17
UDDT1      Dent Demographic Trends Fund (5/00; 12/99)          -13.37        -18.70           --           --          -18.60
UVAL1      Value Fund (5/00; 5/93)                             -11.04        -15.51        14.71           --           16.13
         ALLIANCE VP
UGIP1      Growth & Income Portfolio (Class B) (5/00; 1/91)     -2.71         12.45        18.33           --           14.10
UPRG1      Premier Growth Portfolio (Class B) (5/00; 6/92)     -19.96        -17.62        20.50           --           19.05
UTEC1      Technology Portfolio (Class B) (5/00; 1/96)         -30.62        -22.38           --           --           20.43
         EVERGREEN VA
UEGL1      Global Leaders Fund (5/00; 3/97)                     -2.35         -9.63           --           --            9.54
UEGI1      Growth and Income Fund (5/00; 3/96)                   4.39         -1.21           --           --           14.08
UEMS1      Masters Fund (5/00; 1/99)                            -2.20         -3.78           --           --           10.71
UEOM1      Omega Fund (5/00; 3/97)                             -18.23        -13.37           --           --           14.57
UESC1      Small Cap Value Fund (5/00; 5/98)                    17.27         19.43           --           --            9.63
UESI1      Strategic Income Fund (5/00; 3/97)                    4.02         -1.69           --           --            2.10
         FIDELITY VIP
UMDC1      III Mid Cap Portfolio (Service Class)
           (5/00; 12/98)                                        20.78         32.20           --           --           41.49
UCOF1      Contrafund(R)Portfolio (Service Class)
           (5/00; 1/95)                                         -2.57         -8.19        16.42           --           19.83
UHIP1      High Income Portfolio (Service Class)
           (5/00; 9/85)                                        -17.50        -23.41         0.38         8.71            2.97
         FRANKLIN TEMPLETON VIP TRUST
USMC1      Franklin Small Cap Fund -
           Class 2 (5/00; 11/95)(e)                            -10.09        -15.63        20.18           --           19.95
UMSS1      Mutual Shares Securities Fund -
           Class 2 (5/00; 11/96)(e)                              9.41         12.11           --           --           10.34
UDMS1      Templeton Developing Markets Securities Fund -
           Class 2 (5/00; 3/96)(f)                             -12.65        -32.93           --           --          -12.59
UINT1      Templeton International Securities Fund -
           Class 2 (5/00; 5/92)(f)                               1.80         -3.37        11.96           --           11.91
         MFS(R)
UGRS1      Investors Growth Stock Series -
           Service Class (5/00; 5/99)(c),(g),(h)                -5.27         -6.92           --           --           16.51
UNDS1      New Discovery Series - Service Class
           (5/00; 5/98)(h)                                       0.92         -3.09           --           --           21.65
UTRS1      Total Return Series - Service Class
           (5/00; 1/95)(h)                                      11.55         14.67        12.95           --           14.30
         PUTNAM VARIABLE TRUST
UGIN1      Putnam VT Growth and Income Fund -
           Class IB Shares (5/00; 2/88)(i)                       6.78          6.84        12.62        13.35           13.31
UINO1      Putnam VT International New Opportunities Fund -
           Class IB Shares (5/00; 1/97)(i)                     -24.26        -39.30           --           --            8.30
UVIS1      Putnam VT Vista Fund - Class IB Shares
           (5/00; 1/97)(i)                                      -8.19         -5.05           --           --           19.97


American Express New Solutions Variable Annuity
         American Enterprise Variable Annuity Account

(a)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(b) Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 0.85% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in the above total returns.

(c)  (Commencement date of the subaccount; Commencement date of the fund).

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(g)  Previously named MFS(R)Growth Series.

(h) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares,including a Rule 12b-1 fee of 0.25%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                           ERV - P
                           -------
                              P
where:      P  = a hypothetical initial payment of $1,000

          ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee, the mortality and expense risk fee, the Benefit ProtectorSM Death Benefit Rider fee, and the Benefit ProtectorSM Plus Death Benefit Rider fee.

CALCULATION OF YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

Annualized Simple Yield:

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising  the base  period  return to the power of 365/7.

The subaccount's value includes:
o    any declared dividends,
o the value of any shares purchased with dividends paid during the period, and
o    any dividends declared for such shares.

It does not include:
o    the effect of any applicable withdrawal charge, or
o    any realized or unrealized gains or losses.

American Express New Solutions Variable Annuity
         American Enterprise Variable Annuity Account

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)to the power of 365/7] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield Based on the Seven-Day Period Ending Dec. 31, 2000

Subaccount        Investing In:                               Simple  Compound
                                                              Yield     Yield
UCMG1    AXP(R)Variable Portfolio - Cash Management Fund       4.94%    5.07%
UCMG2    AXP(R)Variable Portfolio - Cash Management Fund       0.00     0.00
UCMG4    AXP(R)Variable Portfolio - Cash Management Fund       4.58     4.69
PCMG1    AXP(R)Variable Portfolio - Cash Management Fund       4.72     4.83


ANNUALIZED YIELD FOR SUBACCOUNTS INVESTING IN INCOME FUNDS

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(( a-b + 1) to the power of 6) - 1]
                               ---
                               cd
where:
               a = dividends and investment income earned during the period

               b = expenses accrued for the period (net of reimbursements)

               c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends

               d = the maximum  offering price per  accumulation  unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yields Based on the 30-Day Period Ending Dec. 31, 2000

Subaccount        Investing In:                                     Simple Yield

UFIF1    AXP(R)Variable Portfolio - Federal Income Fund                 9.02%
UFIF2    AXP(R)Variable Portfolio - Federal Income Fund                 5.49
UFIF3    AXP(R)Variable Portfolio - Federal Income Fund                 6.14
UFIF4    AXP(R)Variable Portfolio - Federal Income Fund                 4.92

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

American Express New Solutions Variable Annuity
         American Enterprise Variable Annuity Account

Calculating Annuity Payouts

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:
o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:
o    the annuity unit value on the valuation date; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:
o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:
We determine the net investment factor by:
o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if applicable) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:
o take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater that the table in your contract.

American Express New Solutions Variable Annuity
         American Enterprise Variable Annuity Account

Rating Agencies

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

Rating Agency                           Rating

A.M. Best                               A+ (Superior)

Fitch                                   AA+

Moody's                                 Aa2 (Excellent)

A.M. Best's superior rating (second of 16 categories) reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Fitch's (formerly Duff & Phelps) second highest rating (of 24 categories) reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating (third of 21 categories) reflects our leadership position in financial planning, strong asset, liability management and good capitalization.

Principal Underwriter

The principal underwriter for the contracts is American Express Financial Advisors Inc. (AEFA) which offers them on a continuous basis.

Withdrawal charges received by AEFA for the last year aggregated total $662,606.

Commissions paid by American Enterprise Life for the last year aggregated total $32,468,381.

The contract was new as of 2000 and, therefore, we do not have three years of history for withdrawal charges received and commissions paid.

Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

Condensed Financial Information

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount.


Year ended Dec. 31,                                                                                   2000         1999

Subaccount UCMG1(1) (Investing in shares of AXP(R)Variable Portfolio - Cash Management Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.03           --

Number of accumulation units outstanding at end of period (000 omitted)                                 53           --

Ratio of operating expense to average net assets                                                     1.00%           --

Simple yield(2)                                                                                      4.94%           --

Compound yield(2)                                                                                    5.07%           --

Subaccount UCMG2(1),(3) (Investing in shares of AXP(R)Variable Portfolio - Cash Management Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.00           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.10%           --

Simple yield(2)                                                                                         --           --

Compound yield(2)                                                                                       --           --

Subaccount UCMG4(1) (Investing in shares of AXP(R)Variable Portfolio - Cash Management Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.03           --

Number of accumulation units outstanding at end of period (000 omitted)                                618           --

Ratio of operating expense to average net assets                                                     1.35%           --

Simple yield(2)                                                                                      4.58%           --

Compound yield(2)                                                                                    4.69%           --

Subaccount PCMG1(4) (Investing in shares of AXP(R)Variable Portfolio - Cash Management Fund)

Accumulation unit value at beginning of period                                                       $1.00        $1.00

Accumulation unit value at end of period                                                             $1.05        $1.01

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Simple yield(2)                                                                                      4.72%        4.62%

Compound yield(2)                                                                                    4.83%        4.73%

Subaccount UFIF1(1),(3) (Investing in shares of AXP(R)Variable Portfolio - Federal Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.06           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UFIF2(1) (Investing in shares of AXP(R)Variable Portfolio - Federal Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.05           --

Number of accumulation units outstanding at end of period (000 omitted)                                 25           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UFIF3(1) (Investing in shares of AXP(R)Variable Portfolio - Federal Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.06           --

Number of accumulation units outstanding at end of period (000 omitted)                                 15           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UFIF4(1) (Investing in shares of AXP(R)Variable Portfolio - Federal Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.06           --

Number of accumulation units outstanding at end of period (000 omitted)                                 34           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UMGD1(1),(3) (Investing in shares of AXP(R)Variable Portfolio - Managed Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.98           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UMGD2(1) (Investing in shares of AXP(R)Variable Portfolio - Managed Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.98           --

Number of accumulation units outstanding at end of period (000 omitted)                                 40           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UMGD4(1) (Investing in shares of AXP(R)Variable Portfolio - Managed Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.98           --

Number of accumulation units outstanding at end of period (000 omitted)                                  3           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount PMGD1(4) (Investing in shares of AXP(R)Variable Portfolio - Managed Fund)

Accumulation unit value at beginning of period                                                       $1.08        $1.00

Accumulation unit value at end of period                                                             $1.04        $1.08

Number of accumulation units outstanding at end of period (000 omitted)                                  5           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount UNDM1(1),(3) (Investing in shares of AXP(R)Variable Portfolio - New Dimensions Fund(R))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UNDM2(1),(3) (Investing in shares of AXP(R)Variable Portfolio - New Dimensions Fund(R))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UNDM4(1) (Investing in shares of AXP(R)Variable Portfolio - New Dimensions Fund(R))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                 32           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount PNDM1(4) (Investing in shares of AXP(R)Variable Portfolio - New Dimensions Fund(R))

Accumulation unit value at beginning of period                                                       $1.15        $1.00

Accumulation unit value at end of period                                                             $1.03        $1.15

Number of accumulation units outstanding at end of period (000 omitted)                              1,937           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount  USPF1(1) (Investing in shares of AXP(R) Variable Portfolio - S&P 500 Index Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                  7           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount  USPF2(1) (Investing in shares of AXP(R) Variable Portfolio - S&P 500 Index Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                  2           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount  USPF3(1) (Investing in shares of AXP(R) Variable Portfolio - S&P 500 Index Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                 34           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount  USPF4(1) (Investing in shares of AXP(R) Variable Portfolio - S&P 500 Index Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                110           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount USCA1(1) (Investing in shares of AXP(R)Variable Portfolio - Small Cap Advantage Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.04           --

Number of accumulation units outstanding at end of period (000 omitted)                                  2           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount USCA2(1),(3) (Investing in shares of AXP(R)Variable Portfolio - Small Cap Advantage Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.04           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount USCA4(1) (Investing in shares of AXP(R)Variable Portfolio - Small Cap Advantage Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.04           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount PSCA1(4) (Investing in shares of AXP(R)Variable Portfolio - Small Cap Advantage Fund)

Accumulation unit value at beginning of period                                                       $1.11        $1.00

Accumulation unit value at end of period                                                             $1.14        $1.11

Number of accumulation units outstanding at end of period (000 omitted)                                 85           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount UCAP1(1) (Investing in shares of AIM V.I. Capital Appreciation Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.91           --

Number of accumulation units outstanding at end of period (000 omitted)                                 12           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UCAP2(1) (Investing in shares of AIM V.I. Capital Appreciation Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.90           --

Number of accumulation units outstanding at end of period (000 omitted)                                160           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UCAP4(1) (Investing in shares of AIM V.I. Capital Appreciation Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.90           --

Number of accumulation units outstanding at end of period (000 omitted)                                311           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount PCAP1(4) (Investing in shares of AIM V.I. Capital Appreciation Fund)

Accumulation unit value at beginning of period                                                       $1.26        $1.00

Accumulation unit value at end of period                                                             $1.11        $1.26

Number of accumulation units outstanding at end of period (000 omitted)                              1,103           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount UDDT1(1) (Investing in shares of AIM V.I. Dent Demographic Trends Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.87           --

Number of accumulation units outstanding at end of period (000 omitted)                                 12           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UDDT2(1) (Investing in shares of AIM V.I. Dent Demographic Trends Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.87           --

Number of accumulation units outstanding at end of period (000 omitted)                                143           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UDDT3(1) (Investing in shares of AIM V.I. Dent Demographic Trends Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.87           --

Number of accumulation units outstanding at end of period (000 omitted)                                  7           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UDDT4(1) (Investing in shares of AIM V.I. Dent Demographic Trends Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.86           --

Number of accumulation units outstanding at end of period (000 omitted)                                145           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UVAL1(1) (Investing in shares of AIM V.I. Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.89           --

Number of accumulation units outstanding at end of period (000 omitted)                                 56           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UVAL2(1) (Investing in shares of AIM V.I. Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.89           --

Number of accumulation units outstanding at end of period (000 omitted)                                321           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UVAL4(1) (Investing in shares of AIM V.I. Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.89           --

Number of accumulation units outstanding at end of period (000 omitted)                                623           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount PVAL1(4) (Investing in shares of AIM V.I. Value Fund)

Accumulation unit value at beginning of period                                                       $1.11        $1.00

Accumulation unit value at end of period                                                             $0.94        $1.11

Number of accumulation units outstanding at end of period (000 omitted)                              4,769           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount UGIP1(1) (Investing in shares of Alliance VP Growth & Income Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.97           --

Number of accumulation units outstanding at end of period (000 omitted)                                 31           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UGIP2(1) (Investing in shares of Alliance VP Growth & Income Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.97           --

Number of accumulation units outstanding at end of period (000 omitted)                                 65           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UGIP3(1) (Investing in shares of Alliance VP Growth & Income Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.97           --

Number of accumulation units outstanding at end of period (000 omitted)                                213           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UGIP4(1) (Investing in shares of Alliance VP Growth & Income Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.97           --

Number of accumulation units outstanding at end of period (000 omitted)                                292           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UPRG1(1) (Investing in shares of Alliance VP Premier Growth Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.80           --

Number of accumulation units outstanding at end of period (000 omitted)                                 47           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UPRG2(1) (Investing in shares of Alliance VP Premier Growth Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.80           --

Number of accumulation units outstanding at end of period (000 omitted)                                438           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UPRG3(1) (Investing in shares of Alliance VP Premier Growth Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.80           --

Number of accumulation units outstanding at end of period (000 omitted)                                426           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UPRG4(1) (Investing in shares of Alliance VP Premier Growth Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.80           --

Number of accumulation units outstanding at end of period (000 omitted)                                700           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UTEC1(1) (Investing in shares of Alliance VP Technology Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.69           --

Number of accumulation units outstanding at end of period (000 omitted)                                 44           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UTEC2(1) (Investing in shares of Alliance VP Technology Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.69           --

Number of accumulation units outstanding at end of period (000 omitted)                                216           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UTEC3(1) (Investing in shares of Alliance VP Technology Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.69           --

Number of accumulation units outstanding at end of period (000 omitted)                                277           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UTEC4(1) (Investing in shares of Alliance VP Technology Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.69           --

Number of accumulation units outstanding at end of period (000 omitted)                                456           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UEGL1(1) (Investing in shares of Evergreen VA Global Leaders Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.98           --

Number of accumulation units outstanding at end of period (000 omitted)                                  8           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UEGL2(1) (Investing in shares of Evergreen VA Global Leaders Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.98           --

Number of accumulation units outstanding at end of period (000 omitted)                                 65           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UEGL3(1) (Investing in shares of Evergreen VA Global Leaders Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.98           --

Number of accumulation units outstanding at end of period (000 omitted)                                 17           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UEGL4(1) (Investing in shares of Evergreen VA Global Leaders Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.97           --

Number of accumulation units outstanding at end of period (000 omitted)                                  4           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UEGI1(1) (Investing in shares of Evergreen VA Growth and Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.04           --

Number of accumulation units outstanding at end of period (000 omitted)                                 25           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UEGI2(1) (Investing in shares of Evergreen VA Growth and Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.04           --

Number of accumulation units outstanding at end of period (000 omitted)                                 18           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UEGI3(1) (Investing in shares of Evergreen VA Growth and Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.04           --

Number of accumulation units outstanding at end of period (000 omitted)                                 27           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UEGI4(1) (Investing in shares of Evergreen VA Growth and Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.04           --

Number of accumulation units outstanding at end of period (000 omitted)                                  6           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UEMS1(1) (Investing in shares of Evergreen VA Masters Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.98           --

Number of accumulation units outstanding at end of period (000 omitted)                                 30           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UEMS2(1) (Investing in shares of Evergreen VA Masters Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.98           --

Number of accumulation units outstanding at end of period (000 omitted)                                 39           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UEMS3(1) (Investing in shares of Evergreen VA Masters Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.98           --

Number of accumulation units outstanding at end of period (000 omitted)                                  5           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UEMS4(1) (Investing in shares of Evergreen VA Masters Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.98           --

Number of accumulation units outstanding at end of period (000 omitted)                                 61           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UEOM1(1) (Investing in shares of Evergreen VA Omega Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.82           --

Number of accumulation units outstanding at end of period (000 omitted)                                 97           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UEOM2(1) (Investing in shares of Evergreen VA Omega Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.82           --

Number of accumulation units outstanding at end of period (000 omitted)                                280           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UEOM3(1) (Investing in shares of Evergreen VA Omega Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.82           --

Number of accumulation units outstanding at end of period (000 omitted)                                186           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UEOM4(1) (Investing in shares of Evergreen VA Omega Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.82           --

Number of accumulation units outstanding at end of period (000 omitted)                                703           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UESC1(1) (Investing in shares of Evergreen VA Small Cap Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.17           --

Number of accumulation units outstanding at end of period (000 omitted)                                 10           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UESC2(1) (Investing in shares of Evergreen VA Small Cap Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.17           --

Number of accumulation units outstanding at end of period (000 omitted)                                 33           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UESC3(1) (Investing in shares of Evergreen VA Small Cap Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.17           --

Number of accumulation units outstanding at end of period (000 omitted)                                  1           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UESC4(1) (Investing in shares of Evergreen VA Small Cap Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.17           --

Number of accumulation units outstanding at end of period (000 omitted)                                  7           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UESI1(1),(3) (Investing in shares of Evergreen VA Strategic Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.04           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UESI2(1) (Investing in shares of Evergreen VA Stategic Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.04           --

Number of accumulation units outstanding at end of period (000 omitted)                                  8           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UESI3(1) (Investing in shares of Evergreen VA Strategic Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.04           --

Number of accumulation units outstanding at end of period (000 omitted)                                 24           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UESI4(1) (Investing in shares of Evergreen VA Strategic Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.04           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UMDC1(1) (Investing in shares of Fidelity VIP III Mid Cap Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.21           --

Number of accumulation units outstanding at end of period (000 omitted)                                 23           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UMDC2(1) (Investing in shares of Fidelity VIP III Mid Cap Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.21           --

Number of accumulation units outstanding at end of period (000 omitted)                                134           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UMDC4(1) (Investing in shares of Fidelity VIP III Mid Cap Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.21           --

Number of accumulation units outstanding at end of period (000 omitted)                                222           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount PMDC1(4) (Investing in shares of Fidelity VIP III Mid Cap Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.24        $1.00

Accumulation unit value at end of period                                                             $1.63        $1.24

Number of accumulation units outstanding at end of period (000 omitted)                                206           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount UCOF1(1) (Investing in shares of Fidelity VIP Contrafund(R)Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.97           --

Number of accumulation units outstanding at end of period (000 omitted)                                  4           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UCOF2(1) (Investing in shares of Fidelity VIP Contrafund(R)Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.97           --

Number of accumulation units outstanding at end of period (000 omitted)                                189           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UCOF3(1) (Investing in shares of Fidelity VIP Contrafund(R)Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.97           --

Number of accumulation units outstanding at end of period (000 omitted)                                  2           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UCOF4(1) (Investing in shares of Fidelity VIP Contrafund(R)Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.97           --

Number of accumulation units outstanding at end of period (000 omitted)                                191           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UHIP1(1) (Investing in shares of Fidelity VIP High Income Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.83           --

Number of accumulation units outstanding at end of period (000 omitted)                                  4           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UHIP2(1) (Investing in shares of Fidelity VIP High Income Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.82           --

Number of accumulation units outstanding at end of period (000 omitted)                                 27           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UHIP3(1) (Investing in shares of Fidelity VIP High Income Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.82           --

Number of accumulation units outstanding at end of period (000 omitted)                                 56           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UHIP4(1) (Investing in shares of Fidelity VIP High Income Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.82           --

Number of accumulation units outstanding at end of period (000 omitted)                                 50           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount  USMC1(1)  (Investing in shares of FTVIPT  Franklin  Small Cap Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.90           --

Number of accumulation units outstanding at end of period (000 omitted)                                 52           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount  USMC2(1)  (Investing in shares of FTVIPT  Franklin  Small Cap Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.90           --

Number of accumulation units outstanding at end of period (000 omitted)                                202           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount  USMC4(1)  (Investing in shares of FTVIPT  Franklin  Small Cap Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.90           --

Number of accumulation units outstanding at end of period (000 omitted)                                349           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount  PSMC1(4)  (Investing in shares of FTVIPT  Franklin  Small Cap Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.43        $1.00

Accumulation unit value at end of period                                                             $1.21        $1.43

Number of accumulation units outstanding at end of period (000 omitted)                                855           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount UMSS1(1) (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.09           --

Number of accumulation units outstanding at end of period (000 omitted)                                 21           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UMSS2(1) (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.09           --

Number of accumulation units outstanding at end of period (000 omitted)                                  7           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UMSS4(1) (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.09           --

Number of accumulation units outstanding at end of period (000 omitted)                                 15           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount PMSS1(4) (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.03        $1.00

Accumulation unit value at end of period                                                             $1.16        $1.03

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount UDMS1(1),(3) (Investing in shares of FTVIPT Templeton Developing Markets Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.87           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UDMS2(1) (Investing in shares of FTVIPT Templeton Developing Markets Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.87           --

Number of accumulation units outstanding at end of period (000 omitted)                                  2           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UDMS3(1) (Investing in shares of FTVIPT Templeton Developing Markets Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.87           --

Number of accumulation units outstanding at end of period (000 omitted)                                 17           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UDMS4(1) (Investing in shares of FTVIPT Templeton Developing Markets Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.87           --

Number of accumulation units outstanding at end of period (000 omitted)                                  7           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount  UINT1(1)  (Investing  in shares of  FTVIPT Templeton  International Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.02           --

Number of accumulation units outstanding at end of period (000 omitted)                                 22           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UINT2(1),(3)  (Investing in shares of FTVIPT Templeton International Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.02           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UINT3(1)  (Investing  in shares of  FTVIPT  Templeton  International Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.02           --

Number of accumulation units outstanding at end of period (000 omitted)                                 52           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UINT4(1)  (Investing  in shares of  FTVIPT  Templeton  International Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.02           --

Number of accumulation units outstanding at end of period (000 omitted)                                 53           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UGRS1(1) (Investing in shares of MFS(R)Investors Growth Stock Series - Service Class(5))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.95           --

Number of accumulation units outstanding at end of period (000 omitted)                                  3           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UGRS2(1) (Investing in shares of MFS(R)Investors Growth Stock Series - Service Class(5))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.95           --

Number of accumulation units outstanding at end of period (000 omitted)                                 71           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UGRS3(1) (Investing in shares of MFS(R)Investors Growth Stock Series - Service Class(5))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.95           --

Number of accumulation units outstanding at end of period (000 omitted)                                 75           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UGRS4(1) (Investing in shares of MFS(R)Investors Growth Stock Series - Service Class(5))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.95           --

Number of accumulation units outstanding at end of period (000 omitted)                                187           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UNDS1(1) (Investing in shares of MFS(R)New Discovery Series - Service Class)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.01           --

Number of accumulation units outstanding at end of period (000 omitted)                                 27           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UNDS2(1) (Investing in shares of MFS(R)New Discovery Series - Service Class)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.01           --

Number of accumulation units outstanding at end of period (000 omitted)                                  7           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UNDS4(1) (Investing in shares of MFS(R)New Discovery Series - Service Class)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.01           --

Number of accumulation units outstanding at end of period (000 omitted)                                 76           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount PSND1(1) (Investing in shares of MFS(R)New Discovery Series - Service Class)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.93           --

Number of accumulation units outstanding at end of period (000 omitted)                                 35           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UTRS1(1) (Investing in shares of MFS(R)Total Return Series - Service Class)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.12           --

Number of accumulation units outstanding at end of period (000 omitted)                                 45           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UTRS2(1) (Investing in shares of MFS(R)Total Return Series - Service Class)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.12           --

Number of accumulation units outstanding at end of period (000 omitted)                                 86           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UTRS4(1) (Investing in shares of MFS(R)Total Return Series - Service Class)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.11           --

Number of accumulation units outstanding at end of period (000 omitted)                                141           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount PSTR1(1) (Investing in shares of MFS(R)Total Return Series - Service Class)

Accumulation unit value at beginning of period                                                          --           --

Accumulation unit value at end of period                                                             $1.06           --

Number of accumulation units outstanding at end of period (000 omitted)                                 23           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UGIN1(1),(3) (Investing in shares of Putnam VT Growth and Income Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.07           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount  UGIN2(1)  (Investing in shares of Putnam VT Growth and Income Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.07           --

Number of accumulation units outstanding at end of period (000 omitted)                                 31           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount  UGIN4(1)  (Investing in shares of Putnam VT Growth and Income Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.07           --

Number of accumulation units outstanding at end of period (000 omitted)                                 17           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount  PGIN1(4)  (Investing in shares of Putnam VT Growth and Income Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $0.97        $1.00

Accumulation unit value at end of period                                                             $1.03        $0.97

Number of accumulation units outstanding at end of period (000 omitted)                                146           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount UINO1(1) (Investing in shares of Putnam VT International New Opportunities Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.76           --

Number of accumulation units outstanding at end of period (000 omitted)                                 63           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UINO2(1) (Investing in shares of Putnam VT International New Opportunities Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.76           --

Number of accumulation units outstanding at end of period (000 omitted)                                 86           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UINO3(1) (Investing in shares of Putnam VT International New Opportunities Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.76           --

Number of accumulation units outstanding at end of period (000 omitted)                                 96           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UINO4(1) (Investing in shares of Putnam VT International New Opportunities Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.76           --

Number of accumulation units outstanding at end of period (000 omitted)                                155           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount  UVIS1(1)  (Investing  in shares  of Putnam VT Vista  Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                 35           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount  UVIS2(1)  (Investing  in shares  of Putnam VT Vista  Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                216           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount  UVIS3(1)  (Investing  in shares  of Putnam VT Vista  Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                152           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount  UVIS4(1)  (Investing  in shares  of Putnam VT Vista  Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                487           --

Ratio of operating expense to average net assets                                                     1.35%           --


(1) Operations commenced on May 30, 2000.

(2) Net of annual contract administrative charge and mortality and expense risk fee.

(3) The subaccount had no contract activity as of Dec. 31, 2000.

(4) Operations commenced on Nov. 9, 1999.

(5) Previously named MFS(R) Growth Series

American Enterprise Variable Annuity Account - American Express New Solutions Variable Annuity (SM)

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express New Solutions Variable Annuity (SM) (comprised of subaccounts UCMG1, UCMG4, PCMG1, UFIF2, UFIF3, UFIF4, UMGD2, UMGD4, PMGD1, UNDM4, PNDM1,
USPF1,  USPF2,  USPF3,  USPF4,  USCA1, USCA4, PSCA1, UCAP1, UCAP2, UCAP4, PCAP1,
UDDT1,  UDDT2,  UDDT3,  UDDT4,  UVAL1, UVAL2, UVAL4, PVAL1, UGIP1, UGIP2, UGIP3,
UGIP4,  UPRG1,  UPRG2,  UPRG3,  UPRG4, UTEC1, UTEC2, UTEC3, UTEC4, UEGL1, UEGL2,
UEGL3,  UEGL4,  UEGI1,  UEGI2,  UEGI3, UEGI4, UEMS1, UEMS2, UEMS3, UEMS4, UEOM1,
UEOM2,  UEOM3,  UEOM4,  UESC1,  UESC2, UESC3, UESC4, UESI2, UESI3, UESI4, UMDC1,
UMDC2,  UMDC4,  PMDC1,  UCOF1,  UCOF2, UCOF3, UCOF4, UHIP1, UHIP2, UHIP3, UHIP4,
USMC1,  USMC2,  USMC4,  PSMC1,  UMSS1, UMSS2, UMSS4, PMSS1, UDMS2, UDMS3, UDMS4,
UINT1,  UINT3,  UINT4,  UGRS1,  UGRS2, UGRS3, UGRS4, UNDS1, UNDS2, UNDS4, PSND1,
UTRS1,  UTRS2,  UTRS4,  PSTR1,  UGIN2, UGIN4, PGIN1, UINO1, UINO2, UINO3, UINO4,
UVIS1, UVIS2, UVIS3 and UVIS4) as of December 31, 2000, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express New Solutions Variable Annuity (SM) at December 31, 2000, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001





American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UCMG1        UCMG4        PCMG1        UFIF2        UFIF3         UFIF4
Investments in shares of
mutual funds and portfolios:
   at cost                                $54,829     $632,844         $367      $25,217      $15,353       $35,191
                                          -------     --------         ----      -------      -------       -------
   at market value                        $54,830     $632,858         $364      $25,631      $15,575       $35,541
Dividends receivable                          261        2,820            2          103           66           109
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --           --           --           --           --            --
Receivable from mutual funds
and portfolios for
share redemptions                              --           --           --           --           --            --
                                          -------     --------         ----      -------      -------       -------
Total assets                               55,091      635,678          366       25,734       15,641        35,650
                                           ======      =======          ===       ======       ======        ======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee              37          559           --           18           13            24
   Issue and administrative
   expense charge                               6           70           --            3            2             3
   Contract terminations                       96           --           --           --           --            --
Payable to mutual funds and
portfolios for investments
purchased                                      --           --           --           --           --            --
                                          -------     --------         ----      -------      -------       -------
Total liabilities                             139          629           --           21           15            27
                                              ---          ---                        --           --            --
Net assets applicable to
contracts in accumulation
period                                     54,952      635,049          366       25,713       15,626        35,623
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======     ========         ====      =======      =======       =======
Total net assets                          $54,952     $635,049         $366      $25,713      $15,626       $35,623
                                          =======     ========         ====      =======      =======       =======
Accumulation units outstanding             53,407      618,285          350       24,512       14,725        33,594
                                           ======      =======          ===       ======       ======        ======
Net asset value per
accumulation unit                           $1.03        $1.03        $1.05        $1.05        $1.06         $1.06
                                            =====        =====        =====        =====        =====         =====

See accompanying notes to financial statements.





American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UMGD2        UMGD4        PMGD1        UNDM4        PNDM1         USPF1
Investments in shares of
mutual funds and portfolios:
   at cost                                $41,075       $2,591       $5,942      $29,636   $2,411,885        $6,715
                                          -------       ------       ------      -------   ----------        ------
   at market value                        $39,512       $2,595       $5,536      $29,573   $2,070,776        $6,778
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --           --           --           --          545            --
Receivable from mutual funds
and portfolios for
share redemptions                              --           --           --           --           --            --
                                          -------       ------       ------      -------   ----------        ------
Total assets                               39,512        2,595        5,536       29,573    2,071,321         6,778
                                           ======        =====        =====       ======    =========         =====

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee              22           --            5           12        1,643             1
   Issue and administrative
   expense charge                               4           --            1            2          224            --
   Contract terminations                       --           --           --           --           --            83
Payable to mutual funds and
portfolios for investments
purchased                                      --           --           --           --           --            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                              26           --            6           14        1,867            84
                                               --                         -           --        -----            --
Net assets applicable to
contracts in accumulation
period                                     39,486        2,595        5,530       29,559    2,002,615         6,694
Net assets applicable to
contracts in payment period                    --           --           --           --       66,839            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                          $39,486       $2,595       $5,530      $29,559   $2,069,454        $6,694
                                          =======       ======       ======      =======   ==========        ======
Accumulation units outstanding             40,213        2,652        5,329       32,247    1,936,840         7,249
                                           ======        =====        =====       ======    =========         =====
Net asset value per
accumulation unit                         $  0.98       $ 0.98       $ 1.04     $   0.92   $     1.03        $ 0.92
                                          =======       ======       ======     ========   ==========        ======

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      USPF2        USPF3        USPF4        USCA1        USCA4         PSCA1
Investments in shares of
mutual funds and portfolios:
   at cost                                 $2,256      $32,279     $103,041       $2,106        $  99      $101,338
                                           ------      -------     --------       ------        -----      --------
   at market value                         $2,214      $30,674     $101,422       $1,928        $  97      $ 97,042
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --          424           --           --           --            --
Receivable from mutual funds
and portfolios for
share redemptions                              --           --           --           --           --            --
                                          -------       ------       ------      -------   ----------        ------
Total assets                                2,214       31,098      101,422        1,928           97        97,042
                                            =====       ======      =======        =====           ==        ======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee               1           26           83            1           --            78
   Issue and administrative
   expense charge                              --            3           10            1           --            11
   Contract terminations                       --           --           --           89           --            --
Payable to mutual funds and
portfolios for investments
purchased                                      --           --           --           --           --            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                               1           29           93           91           --            89
                                          -------       ------       ------      -------   ----------        ------
Net assets applicable to
contracts in accumulation
period                                      2,213       31,069      101,329        1,837           97        96,953
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                           $2,213      $31,069     $101,329       $1,837        $  97      $ 96,953
                                           ======      =======     ========       ======        =====      ========
Accumulation units outstanding              2,398       33,691      109,935        1,765           93        84,733
                                            =====       ======      =======        =====           ==        ======
Net asset value per
accumulation unit                          $ 0.92      $  0.92     $   0.92       $ 1.04        $1.04      $   1.14
                                           ======      =======     ========       ======        =====      ========

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UCAP1        UCAP2        UCAP4        PCAP1        UDDT1         UDDT2
Investments in shares of
mutual funds and portfolios:
   at cost                                $12,790     $142,638     $300,670   $1,457,808      $10,682      $149,880
                                          -------     --------     --------   ----------      -------      --------
   at market value                        $11,239     $132,289     $270,728   $1,226,210      $10,363      $123,709
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --       11,552        8,347        2,857          164         1,001
Receivable from mutual funds
and portfolios for
share redemptions                              81           78          215        1,066            4            81
                                               --           --          ---        -----            -            --
Total assets                               11,320      143,919      279,290    1,230,133       10,531       124,791
                                           ======      =======      =======    =========       ======       =======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee               6           67          191          938            4            70
   Issue and administrative
   expense charge                               1           11           24          128           --            11
   Contract terminations                       74           --           --           --           --            --
Payable to mutual funds and
portfolios for investments
purchased                                      --          647          358        1,550          164            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                              81          725          573        2,616          168            81
                                               --          ---          ---        -----          ---            --
Net assets applicable to
contracts in accumulation
period                                     11,239      143,194      278,717    1,227,517       10,363       124,710
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                          $11,239     $143,194     $278,717   $1,227,517      $10,363      $124,710
                                          =======     ========     ========   ==========      =======      ========
Accumulation units outstanding             12,409      159,761      311,415    1,103,466       11,960       142,997
                                           ======      =======      =======    =========       ======       =======
Net asset value per
accumulation unit                         $  0.91     $   0.90     $   0.90   $     1.11      $  0.87       $  0.87
                                          =======     ========     ========   ==========      =======       =======

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UDDT3        UDDT4        UVAL1        UVAL2        UVAL4         PVAL1
Investments in shares of
mutual funds and portfolios:
   at cost                                 $7,365     $132,379      $54,190     $275,372     $561,672    $5,117,533
                                           ------     --------      -------     --------     --------    ----------
   at market value                         $6,216     $125,653      $47,569     $262,556     $543,156    $4,432,748
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --           --        2,016       23,822       67,766            --
Receivable from mutual funds
and portfolios for
share redemptions                               6           88          110          177          389        80,278
                                                -           --          ---          ---          ---        ------
Total assets                                6,222      125,741       49,695      286,555      611,311     4,513,026
                                            =====      =======       ======      =======      =======     =========

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee               5           78           28          153          345         3,673
   Issue and administrative
   expense charge                               1           10            5           24           43           501
   Contract terminations                       --           --           77           --           --        27,350
Payable to mutual funds and
portfolios for investments
purchased                                      --           --           --          554       57,390            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                               6           88          110          731       57,778        31,524
                                                -           --          ---          ---       ------        ------
Net assets applicable to
contracts in accumulation
period                                      6,216      125,653       49,585      285,824      553,533     4,481,502
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                           $6,216     $125,653      $49,585     $285,824     $553,533    $4,481,502
                                           ======     ========      =======     ========     ========    ==========
Accumulation units outstanding              7,184      145,410       55,795      321,435      623,400     4,768,669
                                            =====      =======       ======      =======      =======     =========
Net asset value per
accumulation unit                          $ 0.87     $   0.86      $  0.89     $   0.89     $   0.89    $     0.94
                                           ======     ========      =======     ========     ========    ==========

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UGIP1        UGIP2        UGIP3        UGIP4        UPRG1         UPRG2
Investments in shares of
mutual funds and portfolios:
   at cost                                $29,057      $36,336     $202,173     $269,216      $40,496      $380,101
                                          -------      -------     --------     --------      -------      --------
   at market value                        $30,068      $38,104     $207,385     $280,684      $37,557      $339,929
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --       24,944        1,801        2,531           --        10,218
Receivable from mutual funds
and portfolios for
share redemptions                             121           27          130          280          103           254
                                              ---           --          ---          ---          ---           ---
Total assets                               30,189       63,075      209,316      283,495       37,660       350,401
                                           ======       ======      =======      =======       ======       =======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee              19           23          115          249           25           219
   Issue and administrative
   expense charge                               3            4           15           31            5            34
   Contract terminations                       99           --           --           --           73            --
Payable to mutual funds and
portfolios for investments
purchased                                      --           --        1,801           --           --            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                             121           27        1,931          280          103           253
                                              ---           --        -----          ---          ---           ---
Net assets applicable to
contracts in accumulation
period                                     30,068       63,048      207,385      283,215       37,557       350,148
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                          $30,068      $63,048     $207,385     $283,215      $37,557      $350,148
                                          =======      =======     ========     ========      =======      ========
Accumulation units outstanding             30,898       64,843      213,427      291,617       47,151       437,601
                                           ======       ======      =======      =======       ======       =======
Net asset value per
accumulation unit                         $  0.97      $  0.97     $   0.97     $   0.97      $  0.80      $   0.80
                                          =======      =======     ========     ========      =======      ========

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UPRG3        UPRG4        UTEC1        UTEC2        UTEC3         UTEC4
Investments in shares of
mutual funds and portfolios:
   at cost                               $368,024     $584,531      $31,718     $168,730     $220,070      $350,630
                                         --------     --------      -------     --------     --------      --------
   at market value                       $335,104     $549,128      $28,178     $133,288     $187,063      $316,022
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                  7,017       15,391        2,419       16,569        6,955        56,867
Receivable from mutual funds
and portfolios for
share redemptions                             261          462           80           96          168           204
                                              ---          ---           --           --          ---           ---
Total assets                              342,382      564,981       30,677      149,953      194,186       373,093
                                          =======      =======       ======      =======      =======       =======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee             230          411           17           83          148           182
   Issue and administrative
   expense charge                              31           51            3           13           20            23
   Contract terminations                       --           --           60           --           --            --
Payable to mutual funds and
portfolios for investments
purchased                                   1,810        5,598           --           --        1,748        56,023
                                            -----        -----                                  -----        ------
Total liabilities                           2,071        6,060           80           96        1,916        56,228
                                            -----        -----           --           --        -----        ------
Net assets applicable to
contracts in accumulation
period                                    340,311      558,921       30,597      149,857      192,270       316,865
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                         $340,311     $558,921      $30,597     $149,857     $192,270      $316,865
                                         ========     ========      =======     ========     ========      ========
Accumulation units outstanding            425,680      699,537       44,108      216,059      277,449       456,291
                                          =======      =======       ======      =======      =======       =======
Net asset value per
accumulation unit                        $   0.80     $   0.80      $  0.69     $   0.69     $   0.69      $   0.69
                                         ========     ========      =======     ========     ========      ========

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UEGL1        UEGL2        UEGL3        UEGL4        UEGI1         UEGI2
Investments in shares of
mutual funds and portfolios:
   at cost                                 $7,524      $65,795      $16,553       $4,201      $28,139       $17,561
                                           ------      -------      -------       ------      -------       -------
   at market value                         $7,511      $62,184      $16,456       $4,076      $26,186       $17,636
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --        1,145       10,003           --           --           859
Receivable from mutual funds
and portfolios for
share redemptions                              94           52            5            4          113            15
                                               --           --            -            -          ---            --
Total assets                                7,605       63,381       26,464        4,080       26,299        18,510
                                            =====       ======       ======        =====       ======        ======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee               4           45            4            3           18            13
   Issue and administrative
   expense charge                               1            7            1            1            3             2
   Contract terminations                       89           --           --           --           92            --
Payable to mutual funds and
portfolios for investments
purchased                                      --           --       10,000           --           --            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                              94           52       10,005            4          113            15
                                               --           --       ------            -          ---            --
Net assets applicable to
contracts in accumulation
period                                      7,511       63,329       16,459        4,076       26,186        18,495
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                           $7,511      $63,329      $16,459       $4,076      $26,186       $18,495
                                           ======      =======      =======       ======      =======       =======
Accumulation units outstanding              7,701       64,897       16,881        4,181       25,087        17,732
                                            =====       ======       ======        =====       ======        ======
Net asset value per
accumulation unit                          $ 0.98      $  0.98      $  0.98       $ 0.97      $  1.04       $  1.04
                                           ======      =======      =======       ======      =======       =======

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UEGI3        UEGI4        UEMS1        UEMS2        UEMS3         UEMS4
Investments in shares of
mutual funds and portfolios:
   at cost                                $21,713       $6,042      $34,199      $40,868       $2,805       $61,331
                                          -------       ------      -------      -------       ------       -------
   at market value                        $22,279       $6,032      $29,596      $38,302       $2,722       $59,735
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                  5,744           --           --           --        3,179         5,852
Receivable from mutual funds
and portfolios for
share redemptions                              19            5          106           26            1            40
                                               --            -          ---           --            -            --
Total assets                               28,042        6,037       29,702       38,328        5,902        65,627
                                           ======        =====       ======       ======        =====        ======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee              16            5           18           22            1            36
   Issue and administrative
   expense charge                               2           --            3            4           --             4
   Contract terminations                       --           --           85           --           --            --
Payable to mutual funds and
portfolios for investments
purchased                                      --           --           --           --          630         5,852
                                          -------       ------       ------      -------   ----------        ------

Total liabilities                              18            5          106           26          631         5,892
                                               --            -          ---           --          ---         -----
Net assets applicable to
contracts in accumulation
period                                     28,024        6,032       29,596       38,302        5,271        59,735
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                          $28,024       $6,032      $29,596      $38,302       $5,271       $59,735
                                          =======       ======      =======      =======       ======       =======
Accumulation units outstanding             26,880        5,791       30,253       39,222        5,397        61,192
                                           ======        =====       ======       ======        =====        ======
Net asset value per
accumulation unit                         $  1.04       $ 1.04      $  0.98      $  0.98       $ 0.98       $  0.98
                                          =======       ======      =======      =======       ======       =======

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UEOM1        UEOM2        UEOM3        UEOM4        UESC1         UESC2
Investments in shares of
mutual funds and portfolios:
   at cost                                $89,588     $259,841     $155,038     $648,352      $11,189       $37,181
                                          -------     --------     --------     --------      -------       -------
   at market value                        $76,509     $221,072     $138,182     $565,757      $11,774       $38,142
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                  2,419        7,833       17,158       64,216           --           572
Receivable from mutual funds
and portfolios for
share redemptions                             122          151          118          415          115            33
                                              ---          ---          ---          ---          ---            --
Total assets                               79,050      229,056      155,458      630,388       11,889        38,747
                                           ======      =======      =======      =======       ======        ======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee              46          130          104          369            8            28
   Issue and administrative
   expense charge                               8           21           14           46            1             5
   Contract terminations                       68           --           --           --          106            --
Payable to mutual funds and
portfolios for investments
purchased                                      --           --        3,589       56,023           --            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                             122          151        3,707       56,438          115            33
                                              ===          ===        =====       ======          ===            ==
Net assets applicable to
contracts in accumulation
period                                     78,928      228,905      151,751      573,950       11,774        38,714
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                          $78,928     $228,905     $151,751     $573,950      $11,774       $38,714
                                          =======     ========     ========     ========      =======       =======
Accumulation units outstanding             96,503      280,040      185,846      703,180       10,034        33,048
                                           ======      =======      =======      =======       ======        ======
Net asset value per
accumulation unit                         $  0.82     $   0.82     $   0.82     $   0.82      $  1.17       $  1.17
                                          =======     ========     ========     ========      =======       =======

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UESC3        UESC4        UESI2        UESI3        UESI4         UMDC1
Investments in shares of
mutual funds and portfolios:
   at cost                                 $  359       $8,076       $7,121      $26,867        $ 103       $25,867
                                           ------       ------       ------      -------        -----       -------
   at market value                         $  371       $8,624       $6,762      $25,341        $  97       $26,829
Dividends receivable                           --           --           --           --           --            93
Accounts receivable from
American Enterprise Life for
contract purchase payments                  1,274           --        1,717           --           --         1,210
Receivable from mutual funds
and portfolios for
share redemptions                              --            9            5           25           --           114
                                          -------       ------       ------      -------   ----------        ------
Total assets                                1,645        8,633        8,484       25,366           97        28,246
                                            =====        =====        =====       ======           ==        ======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee              --            8            4           22           --            14
   Issue and administrative
   expense charge                              --            1            1            3           --             2
   Contract terminations                       --           --           --           --           --            98
Payable to mutual funds and
portfolios for investments
purchased                                      --           --           --           --           --            93
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                              --            9            5           25           --           207
                                          -------       ------       ------      -------   ----------        ------

Net assets applicable to
contracts in accumulation
period                                      1,645        8,624        8,479       25,341           97        28,039
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                           $1,645       $8,624       $8,479      $25,341          $97       $28,039
                                           ======       ======       ======      =======          ===       =======
Accumulation units outstanding              1,404        7,363        8,154       24,392           93        23,212
                                            =====        =====        =====       ======           ==        ======
Net asset value per
accumulation unit                          $ 1.17       $ 1.17       $ 1.04      $  1.04        $1.04       $  1.21
                                           ======       ======       ======      =======        =====       =======

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UMDC2        UMDC4        PMDC1        UCOF1        UCOF2         UCOF3
Investments in shares of
mutual funds and portfolios:
   at cost                               $156,773     $250,719     $320,695       $4,099     $166,568        $2,292
                                         --------     --------     --------       ------     --------        ------
   at market value                       $161,698     $258,998     $333,487       $3,984     $167,630        $2,251
Dividends receivable                          558          701        1,048           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --       64,890       31,922           --       16,297            --
Receivable from mutual funds
and portfolios for
share redemptions                             108          163          266           90          109             2
                                              ---          ---          ---           --          ---             -
Total assets                              162,364      324,752      366,723        4,074      184,036         2,253
                                          =======      =======      =======        =====      =======         =====

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee              93          145          234            3           94             2
   Issue and administrative
   expense charge                              15           18           32            1           14            --
   Contract terminations                       --           --           --           86           --            --
Payable to mutual funds and
portfolios for investments
purchased                                     558       56,724       31,048           --           --            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                             666       56,887       31,314           90          108             2
                                              ---       ------       ------           --          ---             -
Net assets applicable to
contracts in accumulation
period                                    161,698      267,865      335,409        3,984      183,928         2,251
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                         $161,698     $267,865     $335,409       $3,984     $183,928        $2,251
                                         ========     ========     ========       ======     ========        ======
Accumulation units outstanding            133,941      222,235      205,506        4,087      188,999         2,313
                                          =======      =======      =======        =====      =======         =====
Net asset value per
accumulation unit                        $   1.21     $   1.21     $   1.63       $ 0.97     $   0.97        $ 0.97
                                         ========     ========     ========       ======     ========        ======

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UCOF4        UHIP1        UHIP2        UHIP3        UHIP4         USMC1
Investments in shares of
mutual funds and portfolios:
   at cost                               $184,291       $3,262      $23,589      $50,701      $40,849       $51,500
                                         --------       ------      -------      -------      -------       -------
   at market value                       $183,003       $3,265      $22,201      $46,524      $40,954       $46,372
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                  8,467           --           --           --           --            --
Receivable from mutual funds
and portfolios for
share redemptions                             140           76           16           43           14           104
                                              ---           --           --           --           --           ---
Total assets                              191,610        3,341       22,217       46,567       40,968        46,476
                                          =======        =====       ======       ======       ======        ======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee             125           --           14           38           12            26
   Issue and administrative
   expense charge                              16           --            2            5            2             5
   Contract terminations                       --           76           --           --           --            73
Payable to mutual funds and
portfolios for investments
purchased                                   5,911           --           --           --           --            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                           6,052           76           16           43           14           104
                                          -------       ------       ------      -------   ----------        ------
Net assets applicable to
contracts in accumulation
period                                    185,558        3,265       22,201       46,524       40,954        46,372
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                         $185,558       $3,265      $22,201      $46,524      $40,954       $46,372
                                         ========       ======      =======      =======      =======       =======
Accumulation units outstanding            190,814        3,956       26,922       56,465       49,734        51,563
                                          =======        =====       ======       ======       ======        ======
Net asset value per
accumulation unit                        $   0.97       $ 0.83      $  0.82      $  0.82      $  0.82       $  0.90
                                         ========       ======      =======      =======      =======       =======

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      USMC2        USMC4        PSMC1        UMSS1        UMSS2         UMSS4
Investments in shares of
mutual funds and portfolios:
   at cost                               $183,788     $333,351   $1,213,455      $21,868       $7,579       $15,106
                                         --------     --------   ----------      -------       ------       -------
   at market value                       $171,882     $309,970   $1,039,764      $22,868       $7,790       $15,940
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                  9,450        3,464       19,192           --           --            --
Receivable from mutual funds
and portfolios for
share redemptions                              97          270          938          120            3             5
                                               --          ---          ---          ---            -             -
Total assets                              181,429      313,704    1,059,894       22,988        7,793        15,945
                                          =======      =======    =========       ======        =====        ======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee              84          240          825           15            3             5
   Issue and administrative
   expense charge                              13           30          113            3           --            --
   Contract terminations                       --           --           --          102           --            --
Payable to mutual funds and
portfolios for investments
purchased                                      --           --       11,722           --           --            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                              97          270       12,660          120            3             5
                                          -------       ------       ------      -------   ----------        ------
Net assets applicable to
contracts in accumulation
period                                    181,332      313,434    1,031,817       22,868        7,790        15,940
Net assets applicable to
contracts in payment period                    --           --       15,417           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                         $181,332     $313,434   $1,047,234      $22,868       $7,790       $15,940
                                         ========     ========   ==========      =======       ======       =======
Accumulation units outstanding            201,750      349,234      854,767       20,898        7,156        14,596
                                          =======      =======      =======       ======        =====        ======
Net asset value per
accumulation unit                        $   0.90     $   0.90   $     1.21      $  1.09       $ 1.09        $ 1.09
                                         ========     ========   ==========      =======       ======        ======

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      PMSS1        UDMS2        UDMS3        UDMS4        UINT1         UINT3
Investments in shares of
mutual funds and portfolios:
   at cost                                  $ 363       $1,793      $15,006       $3,591      $21,912       $50,650
                                            -----       ------      -------       ------      -------       -------
   at market value                          $ 402       $1,799      $14,977       $3,588      $22,682       $52,768
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --           --        1,211        2,556           --         1,221
Receivable from mutual funds
and portfolios for
share redemptions                              --           --           14            4          108            51
                                          -------       ------       ------      -------   ----------        ------
Total assets                                  402        1,799       16,202        6,148       22,790        54,040
                                              ===        =====       ======        =====       ======        ======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee              --           --           12            4           15            45
   Issue and administrative
   expense charge                              --           --            2           --            3             6
   Contract terminations                       --           --           --           --           90            --
Payable to mutual funds and
portfolios for investments
purchased                                      --           --        1,211           --           --         1,221
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                              --           --        1,225            4          108         1,272
                                          -------       ------       ------      -------   ----------        ------
Net assets applicable to
contracts in accumulation
period                                        402        1,799       14,977        6,144       22,682        52,768
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                            $ 402       $1,799      $14,977       $6,144      $22,682       $52,768
                                            =====       ======      =======       ======      =======       =======
Accumulation units outstanding                347        2,073       17,167        7,045       22,275        51,901
                                              ===        =====       ======        =====       ======        ======
Net asset value per
accumulation unit                           $1.16       $ 0.87      $  0.87       $ 0.87      $  1.02       $  1.02
                                            =====       ======      =======       ======      =======       =======

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UINT4        UGRS1        UGRS2        UGRS3        UGRS4         UNDS1
Investments in shares of
mutual funds and portfolios:
   at cost                                $48,351       $3,193      $67,822      $71,628     $180,532       $25,563
                                          -------       ------      -------      -------     --------       -------
   at market value                        $49,806       $3,240      $65,489      $70,886     $175,096       $26,725
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                  4,235           --        1,805           --       71,991            --
Receivable from mutual funds
and portfolios for
share redemptions                              46           85           40           64           74           102
                                               --           --           --           --           --           ---
Total assets                               54,087        3,325       67,334       70,950      247,161        26,827
                                           ======        =====       ======       ======      =======        ======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee              41            2           35           56           65            15
   Issue and administrative
   expense charge                               5            1            5            8            8             3
   Contract terminations                       --           82           --           --           --            84
Payable to mutual funds and
portfolios for investments
purchased                                      --           --           --           --       70,029            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                              46           85           40           64       70,102           102
                                          -------       ------       ------      -------   ----------        ------
Net assets applicable to
contracts in accumulation
period                                     54,041        3,240       67,294       70,886      177,059        26,725
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                          $54,041       $3,240      $67,294      $70,886     $177,059       $26,725
                                          =======       ======      =======      =======     ========       =======
Accumulation units outstanding             53,183        3,418       71,064       74,919      187,253        26,563
                                           ======        =====       ======       ======      =======        ======
Net asset value per
accumulation unit                         $  1.02       $ 0.95      $  0.95      $  0.95     $   0.95       $  1.01
                                          =======       ======      =======      =======     ========       =======

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UNDS2        UNDS4        PSND1        UTRS1        UTRS2         UTRS4
Investments in shares of
mutual funds and portfolios:
   at cost                                 $6,556      $71,044      $28,012      $48,232      $91,937      $146,868
                                           ------      -------      -------      -------      -------      --------
   at market value                         $6,630      $74,242      $30,462      $50,250      $95,772      $151,489
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --        2,620        1,921           30            8        11,415
Receivable from mutual funds
and portfolios for
share redemptions                               5           46           27          136           79           119
                                                -           --           --          ---           --           ---
Total assets                                6,635       76,908       32,410       50,416       95,859       163,023
                                            =====       ======       ======       ======       ======       =======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee               4           40           24           27           68           106
   Issue and administrative
   expense charge                               1            5            3            5           11            13
   Contract terminations                       --           --           --          104           --            --
Payable to mutual funds and
portfolios for investments
purchased                                      --           --           --           --           --         5,956
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                               5           45           27          136           79         6,075
                                          -------       ------       ------      -------   ----------        ------
Net assets applicable to
contracts in accumulation
period                                      6,630       76,863       32,383       50,280       95,780       156,948
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                           $6,630      $76,863      $32,383      $50,280      $95,780      $156,948
                                           ======      =======      =======      =======      =======      ========
Accumulation units outstanding              6,578       76,299       34,887       45,091       85,899       140,959
                                            =====       ======       ======       ======       ======       =======
Net asset value per
accumulation unit                          $ 1.01      $  1.01      $  0.93      $  1.12      $  1.12      $   1.11
                                           ======      =======      =======      =======      =======      ========

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      PSTR1        UGIN2        UGIN4        PGIN1        UINO1         UINO2
Investments in shares of
mutual funds and portfolios:
   at cost                                $23,675      $31,764      $17,857     $143,521      $49,789       $68,257
                                          -------      -------      -------     --------      -------       -------
   at market value                        $24,290      $32,682      $18,376     $150,667      $47,590       $65,063
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --           --           --           --           --            --
Receivable from mutual funds
and portfolios for
share redemptions                              16           15           12          143           95            39
                                               --           --           --          ---           --            --
Total assets                               24,306       32,697       18,388      150,810       47,685        65,102
                                           ======       ======       ======      =======       ======        ======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee              14           13           11          126           26            34
   Issue and administrative
   expense charge                               2            2            1           17            5             5
   Contract terminations                       --           --           --           --           64            --
Payable to mutual funds and
portfolios for investments
purchased                                      --           --           --           --           --            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                              16           15           12          143           95            39
                                               --           --           --          ---           --            --
Net assets applicable to
contracts in accumulation
period                                     24,290       32,682       18,376      150,667       47,590        65,063
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                          $24,290      $32,682      $18,376     $150,667      $47,590       $65,063
                                          =======      =======      =======     ========      =======       =======
Accumulation units outstanding             22,867       30,618       17,240      146,043       62,982        85,936
                                           ======       ======       ======      =======       ======        ======
Net asset value per
accumulation unit                         $  1.06      $  1.07      $  1.07     $   1.03      $  0.76       $  0.76
                                          =======      =======      =======     ========      =======       =======

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                                     Segregated Asset Subaccounts
                                                                                                                       Combined
                                                                                                                        Variable
Assets                                    UINO3        UINO4        UVIS1        UVIS2        UVIS3        UVIS4         Account
Investments in shares of
mutual funds and portfolios:
   at cost                              $70,195     $120,938      $32,674     $184,532     $141,667     $486,731     $21,268,276
                                        -------     --------      -------     --------     --------     --------     -----------
   at market value                      $69,056     $111,476      $31,902     $166,346     $133,502     $446,515     $19,272,416
Dividends receivable                         --           --           --           --           --           --           5,761
Accounts receivable from
American Enterprise Life for
contract purchase payments                3,625        5,864           --       31,500        6,738       60,200         747,009
Receivable from mutual funds
and portfolios for
share redemptions                            64           88           93          104          112          376          91,067
                                             --           --           --          ---          ---          ---          ------
Total assets                             72,745      117,428       31,995      197,950      140,352      507,091      20,116,253
                                         ======      =======       ======      =======      =======      =======      ==========

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee            56           78           15           90           99          334          14,133
   Issue and administrative
   expense charge                             7           10            3           14           13           42           1,931
   Contract terminations                     --           --           75           --           --           --          29,375
Payable to mutual funds and
portfolios for investments
purchased                                    --           --           --           --          835       56,023         445,068
                                          -----       ------       ------      -------   ----------       ------         -------
Total liabilities                            63           88           93          104          947       56,399         490,507
                                          -----       ------       ------      -------   ----------       ------         -------
Net assets applicable to
contracts in accumulation
period                                   72,682      117,340       31,902      197,846      139,405      450,692      19,543,490
Net assets applicable to
contracts in payment period                  --           --           --           --           --           --          82,256
                                             ==           ==           ==           ==           ==           ==          ======
Total net assets                        $72,682     $117,340      $31,902     $197,846     $139,405     $450,692     $19,625,746
                                        =======     ========      =======     ========     ========     ========     ===========
Accumulation units outstanding           96,086      155,308       34,741      215,577      152,032      487,239
                                         ======      =======       ======      =======      =======      =======
Net asset value per
accumulation unit                       $  0.76     $   0.76      $  0.92     $   0.92     $   0.92     $   0.92
                                        =======     ========      =======     ========     ========     ========

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UCMG1(1)     UCMG4(1)        PCMG1     UFIF2(1)     UFIF3(1)      UFIF4(1)
Dividend income from
mutual funds and portfolios                  $358      $ 4,081          $18         $301         $138          $194
                                             ----      -------          ---         ----         ----          ----
Expenses:
   Mortality and expense risk fee              51          808            4           51           27            41
   Administrative charge                        9          101           --            8            3             5
                                                -          ---                         -            -             -
Total expenses                                 60          909            4           59           30            46
                                               --          ---            -           --           --            --
Investment income (loss)-- net                298        3,172           14          242          108           148
                                              ===        =====           ==          ===          ===           ===

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                        109       98,948            5          135           15           114
   Cost of investments sold                   109       98,945            5          134           15           113
                                              ---       ------            -          ---           --           ---
Net realized gain (loss)
on investments                                 --            3           --            1           --             1
Net change in unrealized
appreciation or depreciation
of investments                                  1           14           (3)         414          222           350
                                                -           --           --          ---          ---           ---
Net gain (loss) on investments                  1           17           (3)         415          222           351
                                                -           --           --          ---          ---           ---
Net increase (decrease)
in net assets resulting
from operations                              $299      $ 3,189          $11         $657         $330          $499
                                             ====      =======          ===         ====         ====          ====

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UMGD2(1)     UMGD4(1)        PMGD1     UNDM4(1)        PNDM1      USPF1(1)
Dividend income from
mutual funds and portfolios               $ 1,335           $7        $ 388        $ 281    $ 123,667           $--
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee              29           --           12           14        6,020             1
   Administrative charge                        5           --            1            2          821            --
                                          -------        -----        -----        -----    ---------          ----
Total expenses                                 34           --           13           16        6,841             1
                                          -------        -----        -----        -----    ---------          ----
Investment income (loss)-- net              1,301            7          375          265      116,826            (1)
                                            =====            =          ===          ===      =======            ==

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                        100           95           23          106      152,440            96
   Cost of investments sold                    99           93           23          103      159,697            95
                                               --           --           --          ---      -------            --
Net realized gain (loss)
on investments                                  1            2           --            3       (7,257)            1
Net change in unrealized
appreciation or depreciation
of investments                             (1,563)           4         (412)         (63)    (341,143)           63
                                           ------            -         ----          ---     --------            --
Net gain (loss) on investments             (1,562)           6         (412)         (60)    (348,400)           64
                                           ------            -         ----          ---     --------            --
Net increase (decrease)
in net assets resulting
from operations                          $   (261)         $13       $  (37)       $ 205   $ (231,574)          $63
                                         ========          ===       ======        =====   ==========           ===

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        USPF2(1)     USPF3(1)     USPF4(1)     USCA1(1)     USCA4(1)         PSCA1
Dividend income from
mutual funds and portfolios                  $  6       $  124       $  257        $  59          $ 3      $  2,571
                                             ----       ------       ------        -----          ---      --------
Expenses:
   Mortality and expense risk fee               2           42          105            4           --           422
   Administrative charge                       --            6           13            1           --            61
                                          -------        -----        -----        -----    ---------          ----
Total expenses                                  2           48          118            5           --           483
                                          -------        -----        -----        -----    ---------          ----
Investment income (loss)-- net                  4           76          139           54            3         2,088
                                                =           ==          ===           ==            =         =====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                         96           18          193           97           95           989
   Cost of investments sold                    92           19          193           96           94         1,032
                                               --           --          ---           --           --         -----
Net realized gain (loss)
on investments                                  4           (1)          --            1            1           (43)
Net change in unrealized
appreciation or depreciation
of investments                                (42)      (1,605)      (1,619)        (178)          (2)       (4,317)
                                              ---       ------       ------         ----           --        ------
Net gain (loss) on investments                (38)      (1,606)      (1,619)        (177)          (1)       (4,360)
                                              ---       ------       ------         ----           --        ------
Net increase (decrease)
in net assets resulting
from operations                              $(34)     $(1,530)     $(1,480)       $(123)         $ 2      $ (2,272)
                                             ====      =======      =======        =====          ===      ========

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UCAP1(1)     UCAP2(1)     UCAP4(1)        PCAP1     UDDT1(1)      UDDT2(1)
Dividend income from
mutual funds and portfolios               $   220    $   2,712    $   4,825   $   29,163         $ --        $    1
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee              15           89          349        3,878            4           240
   Administrative charge                        3           14           44          529            1            38
                                                -           --           --          ---            -            --
Total expenses                                 18          103          393        4,407            5           278
                                               --          ---          ---        -----            -           ---
Investment income (loss)-- net                202        2,609        4,432       24,756           (5)         (277)
                                              ===        =====        =====       ======           ==          ====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                        285          526        5,708       90,032          214           370
   Cost of investments sold                   287          531        6,200       90,030          211           416
                                              ---          ---        -----       ------          ---           ---
Net realized gain (loss)
on investments                                 (2)          (5)        (492)           2            3           (46)
Net change in unrealized
appreciation or depreciation
of investments                             (1,551)     (10,349)     (29,942)    (231,649)        (319)      (26,171)
                                           ------      -------      -------     --------         ----       -------
Net gain (loss) on investments             (1,553)     (10,354)     (30,434)    (231,647)        (316)      (26,217)
                                           ------      -------      -------     --------         ----       -------
Net increase (decrease)
in net assets resulting
from operations                           $(1,351)    $ (7,745)    $(26,002)   $(206,891)       $(321)     $(26,494)
                                          =======     ========     ========    =========        =====      ========

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UDDT3(1)     UDDT4(1)     UVAL1(1)     UVAL2(1)     UVAL4(1)         PVAL1
Dividend income from
mutual funds and portfolios                $   --      $     1      $ 1,822     $  9,060     $ 14,655     $ 189,972
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee              10          119           84          218          686        15,016
   Administrative charge                        1           15           15           34           86         2,049
                                                -           --           --           --           --         -----
Total expenses                                 11          134           99          252          772        17,065
                                               --          ---           --          ---          ---        ------
Investment income (loss)-- net                (11)        (133)       1,723        8,808       13,883       172,907
                                              ===         ====        =====        =====       ======       =======

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                         11        4,929          688          399      205,870       200,786
   Cost of investments sold                    13        5,295          750          409      219,598       183,319
                                               --        -----          ---          ---      -------       -------
Net realized gain (loss)
on investments                                 (2)        (366)         (62)         (10)     (13,728)       17,467
Net change in unrealized
appreciation or depreciation
of investments                             (1,149)      (6,726)      (6,621)     (12,816)     (18,516)     (684,808)
                                           ------       ------       ------      -------      -------      --------
Net gain (loss) on investments             (1,151)      (7,092)      (6,683)     (12,826)     (32,244)     (667,341)
                                           ------       ------       ------      -------      -------      --------
Net increase (decrease)
in net assets resulting
from operations                           $(1,162)     $(7,225)     $(4,960)    $ (4,018)    $(18,361)    $(494,434)
                                          =======      =======      =======     ========     ========     =========

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UGIP1(1)     UGIP2(1)     UGIP3(1)     UGIP4(1)     UPRG1(1)      UPRG2(1)
Dividend income from
mutual funds and portfolios                 $  --        $  --        $  --       $   --      $    --       $    --
                                          -------        -----        -----       ------    ---------       -------
Expenses:
   Mortality and expense risk fee              24           28          162          477           47           533
   Administrative charge                        4            4           22           60            8            84
                                                -            -           --           --            -            --
Total expenses                                 28           32          184          537           55           617
                                               --           --          ---          ---           --           ---
Investment income (loss)-- net                (28)         (32)        (184)        (537)         (55)         (617)
                                              ===          ===         ====         ====          ===          ====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                        218          130          240        7,263          220           564
   Cost of investments sold                   210          123          241        7,112          228           615
                                              ---          ---          ---        -----          ---           ---
Net realized gain (loss)
on investments                                  8            7           (1)         151           (8)          (51)
Net change in unrealized
appreciation or depreciation
of investments                              1,011        1,768        5,212       11,468       (2,939)      (40,172)
                                            -----        -----        -----       ------       ------       -------
Net gain (loss) on investments              1,019        1,775        5,211       11,619       (2,947)      (40,223)
                                            -----        -----        -----       ------       ------       -------
Net increase (decrease)
in net assets resulting
from operations                            $  991       $1,743       $5,027      $11,082      $(3,002)     $(40,840)
                                           ======       ======       ======      =======      =======      ========

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UPRG3(1)     UPRG4(1)     UTEC1(1)     UTEC2(1)     UTEC3(1)      UTEC4(1)
Dividend income from
mutual funds and portfolios               $    --      $    --       $   --      $    --      $    --       $    --
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee             586          882           29          244          280           314
   Administrative charge                       80          110            5           39           38            39
                                               --          ---            -           --           --            --
Total expenses                                666          992           34          283          318           353
                                              ---          ---           --          ---          ---           ---
Investment income (loss)-- net               (666)        (992)         (34)        (283)        (318)         (353)
                                             ====         ====          ===         ====         ====          ====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                     19,632      210,410          177          426          644           143
   Cost of investments sold                22,330      224,075          187          500          715           144
                                           ------      -------          ---          ---          ---           ---
Net realized gain (loss)
on investments                             (2,698)     (13,665)         (10)         (74)         (71)           (1)
Net change in unrealized
appreciation or depreciation
of investments                            (32,920)     (35,403)      (3,540)     (35,442)     (33,007)      (34,608)
                                          -------      -------       ------      -------      -------       -------
Net gain (loss) on investments            (35,618)     (49,068)      (3,550)     (35,516)     (33,078)      (34,609)
                                          -------      -------       ------      -------      -------       -------
Net increase (decrease)
in net assets resulting
from operations                          $(36,284)    $(50,060)     $(3,584)    $(35,799)    $(33,396)     $(34,962)
                                         ========     ========      =======     ========     ========      ========

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UEGL1(1)     UEGL2(1)     UEGL3(1)     UEGL4(1)     UEGI1(1)      UEGI2(1)
Dividend income from
mutual funds and portfolios                 $  32      $   285         $ 28        $  19      $   908          $534
                                            -----      -------         ----        -----      -------          ----
Expenses:
   Mortality and expense risk fee              11          165            5            3           72            16
   Administrative charge                        2           26            1           --           13             3
                                          -------        -----        -----        -----    ---------          ----
Total expenses                                 13          191            6            3           85            19
                                               --          ---            -            -           --            --
Investment income (loss)-- net                 19           94           22           16          823           515
                                               ==           ==           ==           ==          ===           ===

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                        230          285            1           97        1,174           219
   Cost of investments sold                   229          290            1           96        1,238           215
                                              ---          ---            -           --        -----           ---
Net realized gain (loss)
on investments                                  1           (5)          --            1          (64)            4
Net change in unrealized
appreciation or depreciation
of investments                                (13)      (3,611)         (97)        (125)      (1,953)           75
                                              ---       ------          ---         ----       ------            --
Net gain (loss) on investments                (12)      (3,616)         (97)        (124)      (2,017)           79
                                              ---       ------          ---         ----       ------            --
Net increase (decrease)
in net assets resulting
from operations                              $  7      $(3,522)        $(75)       $(108)     $(1,194)         $594
                                             ====      =======         ====        =====      =======          ====

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UEGI3(1)     UEGI4(1)     UEMS1(1)     UEMS2(1)     UEMS3(1)      UEMS4(1)
Dividend income from
mutual funds and portfolios                  $ 84         $135      $ 1,560      $ 1,733        $  44      $  1,405
                                             ----         ----      -------      -------        -----      --------
Expenses:
   Mortality and expense risk fee              18            9           69           37            2            61
   Administrative charge                        3            1           12            6           --             8
                                          -------        -----        -----        -----    ---------          ----
Total expenses                                 21           10           81           43            2            69
                                               --           --           --           --            -            --
Investment income (loss)-- net                 63          125        1,479        1,690           42         1,336
                                               ==          ===        =====        =====           ==         =====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                         21          105        1,115          137            1           133
   Cost of investments sold                    21          102        1,238          136            1           133
                                               --          ---        -----          ---            -           ---
Net realized gain (loss)
on investments                                 --            3         (123)           1           --            --
Net change in unrealized
appreciation or depreciation
of investments                                566          (10)      (4,603)      (2,566)         (83)       (1,596)
                                              ---          ---       ------       ------          ---        ------
Net gain (loss) on investments                566           (7)      (4,726)      (2,565)         (83)       (1,596)
                                              ---           --       ------       ------          ---        ------
Net increase (decrease)
in net assets resulting
from operations                              $629         $118      $(3,247)     $  (875)        $(41)     $   (260)
                                             ====         ====      =======      =======         ====      ========

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UEOM1(1)     UEOM2(1)     UEOM3(1)     UEOM4(1)     UESC1(1)      UESC2(1)
Dividend income from
mutual funds and portfolios              $     39     $    111     $     73     $    239         $254        $1,539
                                         --------     --------     --------     --------         ----        ------
Expenses:
   Mortality and expense risk fee             112          399          169        1,061           11            77
   Administrative charge                       20           63           23          133            2            12
                                               --           --           --          ---            -            --
Total expenses                                132          462          192        1,194           13            89
                                              ---          ---          ---        -----           --            --
Investment income (loss)-- net                (93)        (351)        (119)        (955)         241         1,450
                                              ===         ====         ====         ====          ===         =====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                        731          522       14,105      199,334          214           186
   Cost of investments sold                   783          554       15,552      212,095          205           182
                                              ---          ---       ------      -------          ---           ---
Net realized gain (loss)
on investments                                (52)         (32)      (1,447)     (12,761)           9             4
Net change in unrealized
appreciation or depreciation
of investments                            (13,079)     (38,769)     (16,856)     (82,595)         585           961
                                          -------      -------      -------      -------          ---           ---
Net gain (loss) on investments            (13,131)     (38,801)     (18,303)     (95,356)         594           965
                                          -------      -------      -------      -------          ---           ---
Net increase (decrease)
in net assets resulting
from operations                          $(13,224)    $(39,152)    $(18,422)    $(96,311)        $835        $2,415
                                         ========     ========     ========     ========         ====        ======

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UESC3(1)     UESC4(1)     UESI2(1)     UESI3(1)     UESI4(1)      UMDC1(1)
Dividend income from
mutual funds and portfolios                   $15         $349        $ 578     $  2,165         $  8        $   93
                                              ---         ----        -----     --------         ----        ------
Expenses:
   Mortality and expense risk fee               1           19            4           45           --            25
   Administrative charge                       --            2            1            6           --             4
                                          -------        -----        -----        -----    ---------          ----
Total expenses                                  1           21            5           51           --            29
                                          -------        -----        -----        -----    ---------          ----
Investment income (loss)-- net                 14          328          573        2,114            8            64
                                               ==          ===          ===        =====            =            ==

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                          1          117           97        1,560          103           129
   Cost of investments sold                     1          113           98        1,570          103           126
                                                -          ---           --        -----          ---           ---
Net realized gain (loss)
on investments                                 --            4           (1)         (10)          --             3
Net change in unrealized
appreciation or depreciation
of investments                                 12          548         (359)      (1,526)          (6)          962
                                               --          ---         ----       ------           --           ---
Net gain (loss) on investments                 12          552         (360)      (1,536)          (6)          965
                                               --          ---         ----       ------           --           ---
Net increase (decrease)
in net assets resulting
from operations                               $26         $880        $ 213     $    578         $  2        $1,029
                                              ===         ====        =====     ========         ====        ======

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UMDC2(1)     UMDC4(1)        PMDC1     UCOF1(1)     UCOF2(1)      UCOF3(1)
Dividend income from
mutual funds and portfolios                $  558       $  701      $ 1,049         $ --        $  --           $--
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee             234          191          765            5          123             3
   Administrative charge                       37           24          104            1           19            --
                                               --           --          ---            -           --
Total expenses                                271          215          869            6          142             3
                                              ---          ---          ---            -          ---             -
Investment income (loss)-- net                287          486          180           (6)        (142)           (3)
                                              ===          ===          ===           ==         ====            ==

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                        257        6,417          633          186          237             4
   Cost of investments sold                   254        6,221          623          187          233             4
                                              ---        -----          ---          ---          ---             -
Net realized gain (loss)
on investments                                  3          196           10           (1)           4            --
Net change in unrealized
appreciation or depreciation
of investments                              4,925        8,279       12,755         (115)       1,062           (41)
                                            -----        -----       ------         ----        -----           ---
Net gain (loss) on investments              4,928        8,475       12,765         (116)       1,066           (41)
                                            -----        -----       ------         ----        -----           ---
Net increase (decrease)
in net assets resulting
from operations                            $5,215       $8,961      $12,945        $(122)      $  924          $(44)
                                           ======       ======      =======        =====       ======          ====

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UCOF4(1)     UHIP1(1)     UHIP2(1)     UHIP3(1)     UHIP4(1)      USMC1(1)
Dividend income from
mutual funds and portfolios                $   --          $--       $   --       $   --         $ --       $    --
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee             290            1           29           83           13            68
   Administrative charge                       36           --            5           11            2            12
                                          -------        -----        -----        -----    ---------          ----
Total expenses                                326            1           34           94           15            80
                                          -------        -----        -----        -----    ---------          ----
Investment income (loss)-- net               (326)          (1)         (34)         (94)         (15)          (80)
                                             ====           ==          ===          ===          ===           ===

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                      1,023          168          124        1,497          107           509
   Cost of investments sold                 1,036          168          129        1,632          107           543
                                            -----          ---          ---        -----          ---           ---
Net realized gain (loss)
on investments                                (13)          --           (5)        (135)          --           (34)
Net change in unrealized
appreciation or depreciation
of investments                             (1,288)           3       (1,388)      (4,177)         105        (5,128)
                                           ------            -       ------       ------          ---        ------
Net gain (loss) on investments             (1,301)           3       (1,393)      (4,312)         105        (5,162)
                                           ------            -       ------       ------          ---        ------
Net increase (decrease)
in net assets resulting
from operations                           $(1,627)        $  2      $(1,427)     $(4,406)       $  90       $(5,242)
                                          =======         ====      =======      =======        =====       =======

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        USMC2(1)     USMC4(1)        PSMC1     UMSS1(1)     UMSS2(1)      UMSS4(1)
Dividend income from
mutual funds and portfolios                $   --       $   --    $     363        $  --          $--           $--
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee             176          441        3,270           21            4             5
   Administrative charge                       28           55          446            4            1             1
                                               --           --          ---            -            -             -
Total expenses                                204          496        3,716           25            5             6
                                              ---          ---        -----           --            -             -
Investment income (loss)-- net               (204)        (496)      (3,353)         (25)          (5)           (6)
                                             ====         ====       ======          ===           ==            ==

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                        296          575       33,635          222          116           101
   Cost of investments sold                   310          630       34,702          214          112            98
                                              ---          ---       ------          ---          ---            --
Net realized gain (loss)
on investments                                (14)         (55)      (1,067)           8            4             3
Net change in unrealized
appreciation or depreciation
of investments                            (11,906)     (23,381)    (173,780)       1,000          211           834
                                          -------      -------     --------        -----          ---           ---
Net gain (loss) on investments            (11,920)     (23,436)    (174,847)       1,008          215           837
                                          -------      -------     --------        -----          ---           ---
Net increase (decrease)
in net assets resulting
from operations                          $(12,124)    $(23,932)   $(178,200)      $  983         $210          $831
                                         ========     ========    =========       ======         ====          ====

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                           PMSS1     UDMS2(1)     UDMS3(1)     UDMS4(1)     UINT1(1)      UINT3(1)
Dividend income from
mutual funds and portfolios                   $14          $--       $   --         $ --          $--         $  --
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee               3           --           28            7           21           104
   Administrative charge                       --           --            4            1            4            14
                                          -------        -----        -----        -----    ---------          ----
Total expenses                                  3           --           32            8           25           118
                                          -------        -----        -----        -----    ---------          ----
Investment income (loss)-- net                 11           --          (32)          (8)         (25)         (118)
                                               ==           ==          ===           ==          ===          ====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                          5           96       10,328           99          207            89
   Cost of investments sold                     5           93       10,337          100          203            89
                                                -           --       ------          ---          ---            --
Net realized gain (loss)
on investments                                 --            3           (9)          (1)           4            --
Net change in unrealized
appreciation or depreciation
of investments                                 30            6          (29)          (3)         770         2,118
                                               --            -          ---           --          ---         -----
Net gain (loss) on investments                 30            9          (38)          (4)         774         2,118
                                               --            -          ---           --          ---         -----
Net increase (decrease)
in net assets resulting
from operations                               $41          $ 9      $   (70)       $ (12)        $749        $2,000
                                              ===          ===      =======        =====         ====        ======

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UINT4(1)     UGRS1(1)     UGRS2(1)     UGRS3(1)     UGRS4(1)      UNDS1(1)
Dividend income from
mutual funds and portfolios                 $  --          $--       $   --         $ --       $   --         $  --
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee              68            3           43           74          153            18
   Administrative charge                        8           --            7           10           19             3
                                          -------        -----        -----        -----    ---------          ----
Total expenses                                 76            3           50           84          172            21
                                               --            -           --           --          ---            --
Investment income (loss)-- net                (76)          (3)         (50)         (84)        (172)          (21)
                                              ===           ==          ===          ===         ====           ===

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                      1,172          180          145           77        5,127           193
   Cost of investments sold                 1,149          176          142           78        5,469           190
                                            -----          ---          ---           --        -----           ---
Net realized gain (loss)
on investments                                 23            4            3           (1)        (342)            3
Net change in unrealized
appreciation or depreciation
of investments                              1,455           47       (2,333)        (742)      (5,436)        1,162
                                            -----           --       ------         ----       ------         -----
Net gain (loss) on investments              1,478           51       (2,330)        (743)      (5,778)        1,165
                                            -----           --       ------         ----       ------         -----
Net increase (decrease)
in net assets resulting
from operations                            $1,402         $ 48      $(2,380)       $(827)     $(5,950)       $1,144
                                           ======         ====      =======        =====      =======        ======

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UNDS2(1)     UNDS4(1)     PSND1(1)     UTRS1(1)     UTRS2(1)      UTRS4(1)
Dividend income from
mutual funds and portfolios                   $--        $  --        $  --        $  --        $  --         $  --
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee               6           46           25           84          104           148
   Administrative charge                        1            6            3           15           16            18
                                                -            -            -           --           --            --
Total expenses                                  7           52           28           99          120           166
                                                -           --           --           --          ---           ---
Investment income (loss)-- net                 (7)         (52)         (28)         (99)        (120)         (166)
                                               ==          ===          ===          ===         ====          ====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                         98          153           27          756          217           143
   Cost of investments sold                    95          152           25          750          210           140
                                               --          ---           --          ---          ---           ---
Net realized gain (loss)
on investments                                  3            1            2            6            7             3
Net change in unrealized
appreciation or depreciation
of investments                                 74        3,198        2,450        2,018        3,835         4,621
                                               --        -----        -----        -----        -----         -----
Net gain (loss) on investments                 77        3,199        2,452        2,024        3,842         4,624
                                               --        -----        -----        -----        -----         -----
Net increase (decrease)
in net assets resulting
from operations                              $ 70       $3,147       $2,424       $1,925       $3,722        $4,458
                                             ====       ======       ======       ======       ======        ======

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        PSTR1(1)     UGIN2(1)     UGIN4(1)        PGIN1     UINO1(1)      UINO2(1)
Dividend income from
mutual funds and portfolios                  $ --         $ --         $ --      $    27       $   --        $   --
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee              17           14           14          502           47            47
   Administrative charge                        2            2            2           68            8             8
                                                -            -            -           --            -             -
Total expenses                                 19           16           16          570           55            55
                                               --           --           --          ---           --            --
Investment income (loss)-- net                (19)         (16)         (16)        (543)         (55)          (55)
                                              ===          ===          ===         ====          ===           ===

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                         18          114          113          620          190            55
   Cost of investments sold                    18          109          111          605          200            59
                                               --          ---          ---          ---          ---            --
Net realized gain (loss)
on investments                                 --            5            2           15          (10)           (4)
Net change in unrealized
appreciation or depreciation
of investments                                615          918          519        7,152       (2,199)       (3,194)
                                              ---          ---          ---        -----       ------        ------
Net gain (loss) on investments                615          923          521        7,167       (2,209)       (3,198)
                                              ---          ---          ---        -----       ------        ------
Net increase (decrease)
in net assets resulting
from operations                             $ 596        $ 907        $ 505       $6,624      $(2,264)      $(3,253)
                                            =====        =====        =====       ======      =======       =======

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                                     Segregated Asset Subaccounts
                                                                                                                        Combined
                                                                                                                        Variable
Investment income                      UINO3(1)     UINO4(1)     UVIS1(1)     UVIS2(1)     UVIS3(1)     UVIS4(1)         Account
Dividend income from
mutual funds and portfolios             $    --      $    --        $  --     $     --     $     --     $     --    $    401,161
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee            69          164           26          264          170          728          43,057
   Administrative charge                      9           20            5           42           23           91           5,894
                                              -           --            -           --           --           --           -----
Total expenses                               78          184           31          306          193          819          48,951
                                             --          ---           --          ---          ---          ---          ------
Investment income (loss)-- net              (78)        (184)         (31)        (306)        (193)        (819)        352,210
                                            ===         ====          ===         ====         ====         ====         =======

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                      135        2,709          192          968       17,157        7,283       1,318,949
   Cost of investments sold                 140        2,928          193          963       19,133        8,150       1,358,793
                                            ---        -----          ---          ---       ------        -----       ---------
Net realized gain (loss)
on investments                               (5)        (219)          (1)           5       (1,976)        (867)        (39,844)
Net change in unrealized
appreciation or depreciation
of investments                           (1,139)      (9,462)        (772)     (18,186)      (8,165)     (40,216)     (1,996,124)
                                         ------       ------         ----      -------       ------      -------      ----------
Net gain (loss) on investments           (1,144)      (9,681)        (773)     (18,181)     (10,141)     (41,083)     (2,035,968)
                                         ------       ------         ----      -------      -------      -------      ----------
Net increase (decrease)
in net assets resulting
from operations                         $(1,222)     $(9,865)       $(804)    $(18,487)    $(10,334)    $(41,902)    $(1,683,758)
                                        =======      =======        =====     ========     ========     ========     ===========

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UCMG1(1)     UCMG4(1)        PCMG1     UFIF2(1)     UFIF3(1)      UFIF4(1)
Investment income (loss)-- net            $   298     $  3,172         $ 14      $   242      $   108       $   148
Net realized gain (loss)
on investments                                 --            3           --            1           --             1
Net change in unrealized
appreciation or depreciation
of investments                                  1           14          (3)          414          222           350
                                                -           --          --           ---          ---           ---
Net increase (decrease)
in net assets resulting
from operations                               299        3,189           11          657          330           499
                                              ===        =====           ==          ===          ===           ===

Contract transactions
Contract purchase payments                 54,653      585,259           94       23,090       10,194        35,124
Net transfers(2)                               --       46,601           --        1,966        5,102            --
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           (1)          --           --            --
Increase (decrease)                        ------      -------        -----       ------       ------        ------
from transactions                          54,653      631,860           93       25,056       15,296        35,124
                                           ------      -------           --       ------       ------        ------
Net assets at beginning of year                --           --          262           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                 $54,952     $635,049         $366      $25,713      $15,626       $35,623
                                          =======     ========         ====      =======      =======       =======

Accumulation unit activity
Units outstanding at
beginning of year                              --           --          260           --           --            --
Contract purchase payments                 53,407      572,858           91       22,629        9,850        33,594
Net transfers(2)                               --       45,427           --        1,883        4,875            --
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           (1)          --           --            --
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year           53,407      618,285          350       24,512       14,725        33,594
                                           ======      =======          ===       ======       ======        ======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000


Operations                               UMGD2(1)     UMGD4(1)        PMGD1     UNDM4(1)        PNDM1      USPF1(1)
Investment income (loss)-- net            $ 1,301       $    7       $  375      $   265   $  116,826         $  (1)
Net realized gain (loss)
on investments                                  1            2           --            3       (7,257)            1
Net change in unrealized
appreciation or depreciation
of investments                             (1,563)           4         (412)         (63)    (341,143)           63
                                           ------            -         ----          ---     --------            --
Net increase (decrease)
in net assets resulting
from operations                              (261)          13          (37)         205     (231,574)           63
                                             ====           ==          ===          ===     ========            ==

Contract transactions
Contract purchase payments                     --           96        5,289       25,451    1,244,404         6,633
Net transfers(2)                           39,747        2,486           --        3,903    1,073,929            (2)
Annuity payments                               --           --           --           --      (10,499)           --
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           (1)          --       (7,102)           --
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                          39,747        2,582        5,288       29,354    2,300,732         6,631
                                           ------        -----        -----       ------    ---------         -----
Net assets at beginning of year                --           --          279           --          296            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                 $39,486       $2,595       $5,530      $29,559   $2,069,454        $6,694
                                          =======       ======       ======      =======   ==========        ======

Accumulation unit activity
Units outstanding at
beginning of year                              --           --          259           --          257            --
Contract purchase payments                     --           93        5,071       28,176    1,081,501         7,249
Net transfers(2)                           40,213        2,559           --        4,071      967,900            --
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           (1)          --     (112,818)           --
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year           40,213        2,652        5,329       32,247    1,936,840         7,249
                                           ======        =====        =====       ======    =========         =====

(1) For the period May 30, 2000  (commencement of  operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account. See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               USPF2(1)     USPF3(1)     USPF4(1)     USCA1(1)     USCA4(1)         PSCA1
Investment income (loss)-- net             $    4      $    76     $    139       $   54          $ 3       $ 2,088
Net realized gain (loss)
on investments                                  4           (1)          --            1            1           (43)
Net change in unrealized
appreciation or depreciation
of investments                                (42)      (1,605)      (1,619)        (178)          (2)       (4,317)
                                              ---       ------       ------         ----           --        ------
Net increase (decrease)
in net assets resulting
from operations                               (34)      (1,530)      (1,480)        (123)           2        (2,272)
                                              ===       ======       ======         ====            =        ======

Contract transactions
Contract purchase payments                     --       13,295       73,304        1,960           97        93,659
Net transfers(2)                            2,247       19,304       29,505           --           (2)        5,579
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           --           --           --          (295)
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                           2,247       32,599      102,809        1,960           95        98,943
                                            -----       ------      -------        -----           --        ------
Net assets at beginning of year                --           --           --           --           --           282
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                  $2,213      $31,069     $101,329       $1,837          $97       $96,953
                                           ======      =======     ========       ======          ===       =======

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --           254
Contract purchase payments                     --       13,757       78,553        1,765           93        79,512
Net transfers(2)                            2,398       19,934       31,382           --           --         5,253
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           --           --           --          (286)
                                                                                                               ----
Units outstanding at end of year            2,398       33,691      109,935        1,765           93        84,733
                                            =====       ======      =======        =====           ==        ======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UCAP1(1)     UCAP2(1)     UCAP4(1)        PCAP1     UDDT1(1)      UDDT2(1)
Investment income (loss)-- net            $   202     $  2,609     $  4,432   $   24,756       $   (5)      $  (277)
Net realized gain (loss)
on investments                                 (2)          (5)        (492)           2            3           (46)
Net change in unrealized
appreciation or depreciation
of investments                             (1,551)     (10,349)     (29,942)    (231,649)        (319)      (26,171)
                                           ------      -------      -------     --------         ----       -------
Net increase (decrease)
in net assets resulting
from operations                            (1,351)      (7,745)     (26,002)    (206,891)        (321)      (26,494)
                                           ======       ======      =======     ========         ====       =======

Contract transactions
Contract purchase payments                 12,689       76,087      231,987      854,308           --       116,656
Net transfers(2)                              (99)      74,911       72,753      587,436       10,684        34,612
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                            --          (59)         (21)      (7,653)          --           (64)
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                          12,590      150,939      304,719    1,434,091       10,684       151,204
                                           ------      -------      -------    ---------       ------       -------
Net assets at beginning of year                --           --           --          317           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                 $11,239     $143,194     $278,717   $1,227,517      $10,363      $124,710
                                          =======     ========     ========   ==========      =======      ========

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --          251           --            --
Contract purchase payments                 12,409       78,068      233,471      672,993           --       106,487
Net transfers(2)                               --       81,759       77,967      464,694       11,960        36,584
Contract terminations:
   Surrender benefits and
   contract charges                            --          (66)         (23)     (34,472)          --           (74)
                                                           ---          ---      -------                        ---
Units outstanding at end of year           12,409      159,761      311,415    1,103,466       11,960       142,997
                                           ======      =======      =======    =========       ======       =======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UDDT3(1)     UDDT4(1)     UVAL1(1)     UVAL2(1)     UVAL4(1)         PVAL1
Investment income (loss)-- net              $ (11)     $  (133)     $ 1,723     $  8,808     $ 13,883    $  172,907
Net realized gain (loss)
on investments                                 (2)        (366)         (62)         (10)     (13,728)       17,467
Net change in unrealized
appreciation or depreciation
of investments                             (1,149)      (6,726)      (6,621)     (12,816)     (18,516)     (684,808)
                                           ------       ------       ------      -------      -------      --------
Net increase (decrease)
in net assets resulting
from operations                            (1,162)      (7,225)      (4,960)      (4,018)     (18,361)     (494,434)
                                           ======       ======       ======       ======      =======      ========

Contract transactions
Contract purchase payments                    101       96,685       38,303      164,177      317,128     3,442,592
Net transfers(2)                            7,277       36,193       17,140      125,867      255,814     1,564,163
Annuity payments                               --           --           --           --           --       (10,265)
Contract terminations:
   Surrender benefits and
   contract charges                            --           --         (898)        (202)      (1,048)      (20,841)
Increase (decrease)                        ------      -------       ------      -------      -------     ---------
from transactions                           7,378      132,878       54,545      289,842      571,894     4,975,649
                                            -----      -------       ------      -------      -------     ---------
Net assets at beginning of year                --           --           --           --           --           287
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                  $6,216     $125,653      $49,585     $285,824     $553,533    $4,481,502
                                           ======     ========      =======     ========     ========    ==========

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --           258
Contract purchase payments                     93      106,102       37,700      180,578      339,514     3,232,384
Net transfers(2)                            7,091       39,308       19,104      141,084      285,072     1,664,900
Contract terminations:
   Surrender benefits and
   contract charges                            --           --       (1,009)        (227)      (1,186)     (128,873)
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year            7,184      145,410       55,795      321,435      623,400     4,768,669
                                            =====      =======       ======      =======      =======     =========

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UGIP1(1)     UGIP2(1)     UGIP3(1)     UGIP4(1)     UPRG1(1)      UPRG2(1)
Investment income (loss)-- net             $  (28)      $  (32)    $   (184)    $   (537)      $  (55)     $   (617)
Net realized gain (loss)
on investments                                  8            7           (1)         151           (8)          (51)
Net change in unrealized
appreciation or depreciation
of investments                              1,011        1,768        5,212       11,468       (2,939)      (40,172)
                                            -----        -----        -----       ------       ------       -------
Net increase (decrease)
in net assets resulting
from operations                               991        1,743        5,027       11,082       (3,002)      (40,840)
                                              ===        =====        =====       ======       ======       =======

Contract transactions
Contract purchase payments                 25,069       22,588       82,194      223,497       38,386       269,503
Net transfers(2)                            4,008       38,779      121,636       48,758        2,173       121,685
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                            --          (62)      (1,472)        (122)          --          (200)
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                          29,077       61,305      202,358      272,133       40,559       390,988
                                           ------       ------      -------      -------       ------       -------
Net assets at beginning of year                --           --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                 $30,068      $63,048     $207,385     $283,215      $37,557      $350,148
                                          =======      =======     ========     ========      =======      ========

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --            --
Contract purchase payments                 26,684       24,318       86,805      239,464       44,608       290,668
Net transfers(2)                            4,214       40,589      128,206       52,279        2,543       147,183
Contract terminations:
   Surrender benefits and
   contract charges                            --          (64)      (1,584)        (126)          --          (250)
                                                           ---       ------         ----                       ----
Units outstanding at end of year           30,898       64,843      213,427      291,617       47,151       437,601
                                           ======       ======      =======      =======       ======       =======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UPRG3(1)     UPRG4(1)     UTEC1(1)     UTEC2(1)     UTEC3(1)      UTEC4(1)
Investment income (loss)-- net            $  (666)     $  (992)      $  (34)     $  (283)    $   (318)     $   (353)
Net realized gain (loss)
on investments                             (2,698)     (13,665)         (10)         (74)         (71)           (1)
Net change in unrealized
appreciation or depreciation
of investments                            (32,920)     (35,403)      (3,540)     (35,442)     (33,007)      (34,608)
                                          -------      -------       ------      -------      -------       -------
Net increase (decrease)
in net assets resulting
from operations                           (36,284)     (50,060)      (3,584)     (35,799)     (33,396)      (34,962)
                                          =======      =======       ======      =======      =======       =======

Contract transactions
Contract purchase payments                254,627      321,524       25,980      111,742      158,201       281,344
Net transfers(2)                          122,280      288,563        8,232       74,006       68,003        70,531
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                          (312)      (1,106)         (31)         (92)        (538)          (48)
                                             ----       ------          ---          ---         ----           ---
Increase (decrease)
from transactions                         376,595      608,981       34,181      185,656      225,666       351,827
                                          -------      -------       ------      -------      -------       -------
Net assets at beginning of year                --           --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                $340,311     $558,921      $30,597     $149,857     $192,270      $316,865
                                         ========     ========      =======     ========     ========      ========

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --            --
Contract purchase payments                279,988      354,081       33,192      113,966      187,411       365,893
Net transfers(2)                          146,082      346,750       10,961      102,226       90,743        90,468
Contract terminations:
   Surrender benefits and
   contract charges                          (390)      (1,294)         (45)        (133)        (705)          (70)
                                             ----       ------          ---         ----         ----           ---
Units outstanding at end of year          425,680      699,537       44,108      216,059      277,449       456,291
                                          =======      =======       ======      =======      =======       =======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UEGL1(1)     UEGL2(1)     UEGL3(1)     UEGL4(1)     UEGI1(1)      UEGI2(1)
Investment income (loss)-- net             $   19      $    94      $    22       $   16      $   823       $   515
Net realized gain (loss)
on investments                                  1           (5)          --            1          (64)            4
Net change in unrealized
appreciation or depreciation
of investments                                (13)      (3,611)         (97)        (125)      (1,953)           75
                                              ---       ------          ---         ----       ------            --
Net increase (decrease)
in net assets resulting
from operations                                 7       (3,522)         (75)        (108)      (1,194)          594
                                                =       ======          ===         ====       ======           ===

Contract transactions
Contract purchase payments                  5,602       62,402       10,095           95       28,279        12,733
Net transfers(2)                            1,969        4,449        6,439        4,089           --         5,273
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                           (67)          --           --           --         (899)         (105)
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                           7,504       66,851       16,534        4,184       27,380        17,901
                                            -----       ------       ------        -----       ------        ------
Net assets at beginning of year                --           --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                  $7,511      $63,329      $16,459       $4,076      $26,186       $18,495
                                           ======      =======      =======       ======      =======       =======

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --            --
Contract purchase payments                  5,739       60,309       10,347           93       25,951        12,762
Net transfers(2)                            2,030        4,588        6,534        4,088           --         5,072
Contract terminations:
   Surrender benefits and
   contract charges                           (68)          --           --           --         (864)         (102)
                                              ---                                                ----          ----
Units outstanding at end of year            7,701       64,897       16,881        4,181       25,087        17,732
                                            =====       ======       ======        =====       ======        ======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UEGI3(1)     UEGI4(1)     UEMS1(1)     UEMS2(1)     UEMS3(1)      UEMS4(1)
Investment income (loss)-- net            $    63       $  125     $  1,479     $  1,690       $   42      $  1,336
Net realized gain (loss)
on investments                                 --            3         (123)           1           --            --
Net change in unrealized
appreciation or depreciation
of investments                                566          (10)      (4,603)      (2,566)         (83)       (1,596)
                                              ---          ---       ------       ------          ---        ------
Net increase (decrease)
in net assets resulting
from operations                               629          118       (3,247)        (875)         (41)         (260)
                                              ===          ===       ======         ====          ===          ====

Contract transactions
Contract purchase payments                 14,126           95       31,668       21,264           98        29,053
Net transfers(2)                           13,269        5,819        2,027       17,973        5,214        30,942
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                            --           --         (852)         (60)          --            --
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                          27,395        5,914       32,843       39,177        5,312        59,995
                                           ------        -----       ------       ------        -----        ------
Net assets at beginning of year                --           --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                 $28,024       $6,032     $ 29,596     $ 38,302       $5,271      $ 59,735
                                          =======       ======     ========     ========       ======      ========

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --            --
Contract purchase payments                 14,059           94       29,117       21,269           93        29,663
Net transfers(2)                           12,821        5,697        2,005       18,014        5,304        31,529
Contract terminations:
   Surrender benefits and
   contract charges                            --           --         (869)         (61)          --            --
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year           26,880        5,791       30,253       39,222        5,397        61,192
                                           ======        =====       ======       ======        =====        ======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UEOM1(1)     UEOM2(1)     UEOM3(1)     UEOM4(1)     UESC1(1)      UESC2(1)
Investment income (loss)-- net             $  (93)     $  (351)     $  (119)     $  (955)     $   241      $  1,450
Net realized gain (loss)
on investments                                (52)         (32)      (1,447)     (12,761)           9             4
Net change in unrealized
appreciation or depreciation
of investments                            (13,079)     (38,769)     (16,856)     (82,595)         585           961
                                          -------      -------      -------      -------          ---           ---
Net increase (decrease)
in net assets resulting
from operations                           (13,224)     (39,152)     (18,422)     (96,311)         835         2,415
                                          =======      =======      =======      =======          ===         =====

Contract transactions
Contract purchase payments                 66,779      133,172       84,183      438,017       10,939        33,540
Net transfers(2)                           26,262      135,112       86,260      233,120           --         2,821
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                          (889)        (227)        (270)        (876)          --           (62)
                                             ----         ----         ----         ----        -----            ---
Increase (decrease)
from transactions                          92,152      268,057      170,173      670,261       10,939        36,299
                                           ------      -------      -------      -------       ------        ------
Net assets at beginning of year                --           --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                 $78,928     $228,905     $151,751     $573,950      $11,774       $38,714
                                          =======     ========     ========     ========      =======       =======

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --            --
Contract purchase payments                 67,237      123,797       87,035      439,740       10,034        30,544
Net transfers(2)                           30,312      156,520       99,140      264,430           --         2,557
Contract terminations:
   Surrender benefits and
   contract charges                        (1,046)        (277)        (329)        (990)          --           (53)
                                           ------         ----         ----         ----        -----            ---
Units outstanding at end of year           96,503      280,040      185,846      703,180       10,034        33,048
                                           ======      =======      =======      =======       ======        ======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UESC3(1)     UESC4(1)     UESI2(1)     UESI3(1)     UESI4(1)      UMDC1(1)
Investment income (loss)-- net             $   14       $  328       $  573     $  2,114         $  8       $    64
Net realized gain (loss)
on investments                                 --            4           (1)         (10)          --             3
Net change in unrealized
appreciation or depreciation
of investments                                 12          548         (359)      (1,526)          (6)          962
                                               --          ---         ----       ------           --           ---
Net increase (decrease)
in net assets resulting
from operations                                26          880          213          578            2         1,029
                                               ==          ===          ===          ===            =         =====

Contract transactions
Contract purchase payments                    345        7,576           --       26,272           85         9,252
Net transfers(2)                            1,274          168        8,266           --           10        17,758
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           --       (1,509)          --            --
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                           1,619        7,744        8,266       24,763           95        27,010
                                            -----        -----        -----       ------           --        ------
Net assets at beginning of year                --           --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                  $1,645       $8,624       $8,479      $25,341         $ 97       $28,039
                                           ======       ======       ======      =======         ====       =======

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --            --
Contract purchase payments                    316        7,211           --       25,889           83         8,087
Net transfers(2)                            1,088          152        8,154           --           10        15,125
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           --       (1,497)          --            --
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year            1,404        7,363        8,154       24,392           93        23,212
                                            =====        =====        =====       ======           ==        ======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UMDC2(1)     UMDC4(1)        PMDC1     UCOF1(1)     UCOF2(1)      UCOF3(1)
Investment income (loss)-- net           $    287     $    486     $    180        $  (6)     $  (142)        $  (3)
Net realized gain (loss)
on investments                                  3          196           10           (1)           4            --
Net change in unrealized
appreciation or depreciation
of investments                              4,925        8,279       12,755         (115)       1,062           (41)
                                            -----        -----       ------         ----        -----           ---
Net increase (decrease)
in net assets resulting
from operations                             5,215        8,961       12,945         (122)         924           (44)
                                            =====        =====       ======         ====          ===           ===

Contract transactions
Contract purchase payments                 90,829      216,390      267,655        4,106      118,180         2,295
Net transfers(2)                           65,717       42,514       55,194           --       64,891            --
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                           (63)          --         (618)          --          (67)           --
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                         156,483      258,904      322,231        4,106      183,004         2,295
                                          -------      -------      -------        -----      -------         -----
Net assets at beginning of year                --           --          233           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                $161,698     $267,865     $335,409       $3,984     $183,928        $2,251
                                         --------     --------     --------       ------     --------        ------

Accumulation unit activity
Units outstanding at
beginning of year                              --           --          188           --           --            --
Contract purchase payments                 77,528      185,859      170,598        4,087      122,057         2,313
Net transfers(2)                           56,465       36,376       35,124           --       67,011            --
Contract terminations:
   Surrender benefits and
   contract charges                           (52)          --         (404)          --          (69)           --
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year          133,941      222,235      205,506        4,087      188,999         2,313
                                          =======      =======      =======        =====      =======         =====

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UCOF4(1)     UHIP1(1)     UHIP2(1)     UHIP3(1)     UHIP4(1)      USMC1(1)
Investment income (loss)-- net            $  (326)       $  (1)     $   (34)     $   (94)      $  (15)      $   (80)
Net realized gain (loss)
on investments                                (13)          --           (5)        (135)          --           (34)
Net change in unrealized
appreciation or depreciation
of investments                             (1,288)           3       (1,388)      (4,177)         105        (5,128)
                                           ------            -       ------       ------          ---        ------
Net increase (decrease)
in net assets resulting
from operations                            (1,627)           2       (1,427)      (4,406)          90        (5,242)
                                           ======            =       ======       ======           ==        ======

Contract transactions
Contract purchase payments                117,401        3,263       19,245       52,333       30,507        40,514
Net transfers(2)                           69,903           --        4,383           --       10,357        11,635
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                          (119)          --           --       (1,403)          --          (535)
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                         187,185        3,263       23,628       50,930       40,864        51,614
                                          -------        -----       ------       ------       ------        ------
Net assets at beginning of year                --           --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                $185,558       $3,265     $ 22,201     $ 46,524      $40,954      $ 46,372
                                         ========       ======     ========     ========      =======      ========

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --            --
Contract purchase payments                118,755        3,956       21,550       58,146       37,244        39,376
Net transfers(2)                           72,182           --        5,372           --       12,490        12,822
Contract terminations:
   Surrender benefits and
   contract charges                          (123)          --           --       (1,681)          --          (635)
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year          190,814        3,956       26,922       56,465       49,734        51,563
                                          =======        =====       ======       ======       ======        ======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               USMC2(1)     USMC4(1)        PSMC1     UMSS1(1)     UMSS2(1)      UMSS4(1)
Investment income (loss)-- net           $   (204)    $   (496)   $  (3,353)      $  (25)       $  (5)       $   (6)
Net realized gain (loss)
on investments                                (14)         (55)      (1,067)           8            4             3
Net change in unrealized
appreciation or depreciation
of investments                            (11,906)     (23,381)    (173,780)       1,000          211           834
                                          -------      -------     --------        -----          ---           ---
Net increase (decrease)
in net assets resulting
from operations                           (12,124)     (23,932)    (178,200)         983          210           831
                                          =======      =======     ========          ===          ===           ===

Contract transactions
Contract purchase payments                105,137      258,601      894,888       21,885           --        15,109
Net transfers(2)                           88,427       78,877      340,814           --        7,625            --
Annuity payments                               --           --       (3,003)          --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                          (108)        (112)      (7,614)          --          (45)           --
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                         193,456      337,366    1,225,085       21,885        7,580        15,109
                                          -------      -------    ---------       ------        -----        ------
Net assets at beginning of year                --           --          349           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year               $ 181,332    $ 313,434   $1,047,234      $22,868       $7,790       $15,940
                                        =========    =========   ==========      =======       ======       =======

Accumulation unit activity
Units outstanding at
beginning of year                              --           --          243           --           --            --
Contract purchase payments                104,801      265,297      626,807       20,898           --        14,596
Net transfers(2)                           97,069       84,061      256,806           --        7,199            --
Contract terminations:
   Surrender benefits and
   contract charges                          (120)        (124)     (29,089)          --          (43)           --
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year          201,750      349,234      854,767       20,898        7,156        14,596
                                          =======      =======      =======       ======        =====        ======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                                  PMSS1     UDMS2(1)     UDMS3(1)     UDMS4(1)     UINT1(1)      UINT3(1)
Investment income (loss)-- net               $ 11        $  --       $  (32)       $  (8)      $  (25)       $ (118)
Net realized gain (loss)
on investments                                 --            3           (9)          (1)           4            --
Net change in unrealized
appreciation or depreciation
of investments                                 30            6          (29)          (3)         770         2,118
                                               --            -          ---           --          ---         -----
Net increase (decrease)
in net assets resulting
from operations                                41            9          (70)         (12)         749         2,000
                                               ==            =          ===          ===          ===         =====

Contract transactions
Contract purchase payments                     93           --       11,459        3,600       21,933        45,916
Net transfers(2)                               --        1,790        3,588        2,556           --         4,852
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                            (1)          --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                              92        1,790       15,047        6,156       21,933        50,768
                                               --        -----       ------        -----       ------        ------
Net assets at beginning of year               269           --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                    $402       $1,799      $14,977       $6,144      $22,682       $52,768
                                             ====       ======      =======       ======      =======       =======

Accumulation unit activity
Units outstanding at
beginning of year                             260           --           --           --           --            --
Contract purchase payments                     88           --       13,008        4,113       22,275        46,971
Net transfers(2)                               --        2,073        4,159        2,932           --         4,930
Contract terminations:
   Surrender benefits and
   contract charges                            (1)          --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year              347        2,073       17,167        7,045       22,275        51,901
                                              ===        =====       ======        =====       ======        ======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UINT4(1)     UGRS1(1)     UGRS2(1)     UGRS3(1)     UGRS4(1)      UNDS1(1)
Investment income (loss)-- net             $  (76)       $  (3)      $  (50)       $ (84)     $  (172)       $  (21)
Net realized gain (loss)
on investments                                 23            4            3           (1)        (342)            3
Net change in unrealized
appreciation or depreciation
of investments                              1,455           47       (2,333)        (742)      (5,436)        1,162
                                            -----           --       ------         ----       ------         -----
Net increase (decrease)
in net assets resulting
from operations                             1,402           48       (2,380)        (827)      (5,950)        1,144
                                            =====           ==       ======         ====       ======         =====

Contract transactions
Contract purchase payments                 25,315        3,192       35,597       69,088      168,742        17,362
Net transfers(2)                           27,324           --       34,077        2,644       14,267         8,219
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           --          (19)          --            --
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                          52,639        3,192       69,674       71,713      183,009        25,581
                                           ------        -----       ------       ------      -------        ------
Net assets at beginning of year                --           --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                 $54,041       $3,240      $67,294      $70,886     $177,059       $26,725
                                          =======       ======      =======      =======     ========       =======

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --            --
Contract purchase payments                 25,344        3,418       35,705       72,505      172,672        18,114
Net transfers(2)                           27,839           --       35,359        2,435       14,581         8,449
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           --          (21)          --            --
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year           53,183        3,418       71,064       74,919      187,253        26,563
                                           ======        =====       ======       ======      =======        ======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UNDS2(1)     UNDS4(1)     PSND1(1)     UTRS1(1)     UTRS2(1)      UTRS4(1)
Investment income (loss)-- net              $  (7)      $  (52)      $  (28)      $  (99)      $ (120)      $  (166)
Net realized gain (loss)
on investments                                  3            1            2            6            7             3
Net change in unrealized
appreciation or depreciation
of investments                                 74        3,198        2,450        2,018        3,835         4,621
                                               --        -----        -----        -----        -----         -----
Net increase (decrease)
in net assets resulting
from operations                                70        3,147        2,424        1,925        3,722         4,458
                                               ==        =====        =====        =====        =====         =====

Contract transactions
Contract purchase payments                  3,968       53,768       20,320       28,266       88,762        70,490
Net transfers(2)                            2,592       19,948        9,639       21,052        3,296        82,000
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           --         (963)          --            --
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                           6,560       73,716       29,959       48,355       92,058       152,490
                                            -----       ------       ------       ------       ------       -------
Net assets at beginning of year                --           --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                  $6,630      $76,863      $32,383      $50,280      $95,780      $156,948
                                           ======      =======      =======      =======      =======      ========

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --            --
Contract purchase payments                  3,862       55,388       24,133       26,706       82,875        65,277
Net transfers(2)                            2,716       20,911       10,754       19,245        3,024        75,682
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           --         (860)          --            --
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year            6,578       76,299       34,887       45,091       85,899       140,959
                                            =====       ======       ======       ======       ======       =======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               PSTR1(1)     UGIN2(1)     UGIN4(1)        PGIN1     UINO1(1)      UINO2(1)
Investment income (loss)-- net             $  (19)      $  (16)      $  (16)     $  (543)      $  (55)       $  (55)
Net realized gain (loss)
on investments                                 --            5            2           15          (10)           (4)
Net change in unrealized
appreciation or depreciation
of investments                                615          918          519        7,152       (2,199)       (3,194)
                                              ---          ---          ---        -----       ------        ------
Net increase (decrease)
in net assets resulting
from operations                               596          907          505        6,624       (2,264)       (3,253)
                                              ===          ===          ===        =====       ======        ======

Contract transactions
Contract purchase payments                 22,743       19,815        4,714      123,688       36,618        18,529
Net transfers(2)                              951       11,960       13,157       20,152       13,236        49,787
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           --          (51)          --            --
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                          23,694       31,775       17,871      143,789       49,854        68,316
                                           ------       ------       ------      -------       ------        ------
Net assets at beginning of year                --           --           --          254           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                 $24,290      $32,682      $18,376     $150,667      $47,590       $65,063
                                          =======      =======      =======     ========      =======       =======

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --          262           --            --
Contract purchase payments                 21,956       18,897        4,465      125,139       45,499        21,600
Net transfers(2)                              911       11,721       12,775       20,694       17,483        64,336
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           --          (52)          --            --
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year           22,867       30,618       17,240      146,043       62,982        85,936
                                           ======       ======       ======      =======       ======        ======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                  Segregated Asset Subaccounts
                                                                                                                        Combined
                                                                                                                        Variable
Operations                           UINO3(1)      UINO4(1)     UVIS1(1)     UVIS2(1)     UVIS3(1)     UVIS4(1)          Account
Investment income (loss)-- net        $   (78)      $  (184)      $  (31)    $   (306)    $   (193)    $   (819)   $     352,210
Net realized gain (loss)
on investments                             (5)         (219)          (1)           5       (1,976)        (867)         (39,844)
Net change in unrealized
appreciation or depreciation
of investments                         (1,139)       (9,462)        (772)     (18,186)      (8,165)     (40,216)      (1,996,124)
                                       ------        ------         ----      -------       ------      -------       ----------
Net increase (decrease)
in net assets resulting
from operations                        (1,222)       (9,865)        (804)     (18,487)     (10,334)     (41,902)      (1,683,758)
                                       ======        ======         ====      =======      =======      =======       ==========

Contract transactions
Contract purchase payments             60,744        61,221       18,803      134,464       81,720      420,683       14,293,591
Net transfers(2)                       13,160        66,042       13,952       81,987       68,019       71,945        7,096,813
Annuity payments                           --            --           --           --           --           --          (23,767)
Contract terminations:
   Surrender benefits and
   contract charges                        --           (58)         (49)        (118)          --          (34)         (59,961)
                                      -------         -----        -----        -----    ---------         ----            -----
Increase (decrease)
from transactions                      73,904       127,205       32,706      216,333      149,739      492,594       21,306,676
                                      -------         -----        -----        -----    ---------         ----            -----
Net assets at beginning of year            --            --           --           --           --           --            2,828
                                      -------         -----        -----        -----    ---------         ----            -----
Net assets at end of year            $ 72,682      $117,340      $31,902    $ 197,846    $ 139,405    $ 450,692     $ 19,625,746
                                     ========      ========      =======    =========    =========    =========     ============

Accumulation unit activity
Units outstanding at
beginning of year                          --            --           --           --           --           --
Contract purchase payments             78,893        71,278       19,733      127,672       79,605      414,247
Net transfers(2)                       17,193        84,112       15,061       88,033       72,427       73,029
Contract terminations:
   Surrender benefits and
   contract charges                        --           (82)         (53)        (128)          --          (37)
                                      -------         -----        -----        -----    ---------         ----
Units outstanding at end of year       96,086       155,308       34,741      215,577      152,032      487,239
                                       ======       =======       ======      =======      =======      =======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                               Segregated Asset Subaccounts
Operations                               PCMG1(1)     PMGD1(1)     PNDM1(1)     PSCA1(1)     PCAP1(2)      PVAL1(2)
Investment income (loss)-- net               $  1         $ 12         $  1         $  1         $  6          $  4
Net change in unrealized
appreciation or depreciation
of investments                                 --            6           34           21           51            23
                                              ---          ---          ---        -----       ------        ------
Net increase (decrease)
in net assets resulting
from operations                                 1           18           35           22           57            27
                                                =           ==           ==           ==           ==            ==

Contract transactions
Contract purchase payments                    261          261          261          260          260           260
                                              ---          ---          ---          ---          ---           ---
Net assets at
beginning of year                              --           --           --           --           --            --
                                              ---          ---          ---        -----       ------        ------
Net assets at end of year                    $262         $279         $296         $282         $317          $287
                                             ====         ====         ====         ====         ====          ====

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --            --
Contract purchase payments                    260          259          257          254          251           258
                                              ---          ---          ---          ---          ---           ---
Units outstanding at
end of year                                   260          259          257          254          251           258
                                              ===          ===          ===          ===          ===           ===

(1) For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
(2) For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                               Segregated Asset Subaccounts
                                                                                             Combined
                                                                                             Variable
Operations                               PMDC1(1)     PSMC1(1)     PMSS1(1)     PGIN1(1)      Account
Investment income (loss)-- net               $  1          $--          $--          $--       $   26
Net change in unrealized
appreciation or depreciation
of investments                                 37           89            9           (6)         264
                                               --           --            -           --          ---
Net increase (decrease)
in net assets resulting
from operations                                38           89            9           (6)         290
                                               ==           ==            =           ==          ===

Contract transactions
Contract purchase payments                    195          260          260          260        2,538
                                              ---          ---          ---          ---        -----
Net assets at
beginning of year                              --           --           --           --           --
                                              ---          ---          ---        -----       ------
Net assets at end of year                    $233         $349         $269         $254       $2,828
                                             ====         ====         ====         ====       ======

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --
Contract purchase payments                    188          243          260          262
                                              ---          ---          ---          ---
Units outstanding at
end of year                                   188          243          260          262
                                              ===          ===          ===          ===

(1) For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
See accompanying notes to financial statements.

American Enterprise Variable Annuity Account - American Express New Solutions Variable Annuity(SM)

Notes to Financial Statements

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.



---------------- ----------------------------------- ---------------------------
Subaccount       Invests exclusively in shares of    Investment Manager
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UCMG1            AXP(R) Variable Portfolio - Cash    IDS Life Insurance
UCMG4            Management Fund                     Company (1)
PCMG1
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UFIF2            AXP(R) Variable Portfolio - Federal IDS Life Insurance
UFIF3            Income Fund                         Company (1)
UFIF4
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UMGD2            AXP(R) Variable Portfolio - Managed IDS Life Insurance
UMGD4            Fund                                Company (1)
PMGD1
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UNDM4            AXP(R) Variable Portfolio - New     IDS Life Insurance
PNDM1            Dimensions Fund(R)                  Company (1)
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
USPF1            AXP(R)Variable Portfolio - S&P 500  IDS Life Insurance
USPF2            Index Fund                          Company (1)
USPF3
USPF4
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
USCA1            AXP(R) Variable Portfolio - Small   IDS Life Insurance
USCA4            Cap Advantage Fund                  Company (2)
PSCA1
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UCAP1            AIM V.I. Capital Appreciation Fund  A I M Advisors, Inc.
UCAP2
UCAP4
PCAP1
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UDDT1            AIM V.I. Dent Demographic Trends    A I M Advisors, Inc.
UDDT2            Fund
UDDT3
UDDT4
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UVAL1            AIM V.I. Value Fund                 A I M Advisors, Inc.
UVAL2
UVAL4
PVAL1
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UGIP1            Alliance VP Growth & Income         Alliance Capital
UGIP2            Portfolio (Class B)                 Management, L.P.
UGIP3
UGIP4
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UPRG1            Alliance VP Premier Growth          Alliance Capital
UPRG2            Portfolio (Class B)                 Management, L.P.
UPRG3
UPRG4
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UTEC1            Alliance VP Technology Portfolio    Alliance Capital
UTEC2            (Class B)                           Management, L.P.
UTEC3
UTEC4
---------------- ----------------------------------- ---------------------------

------------- ----------------------------------- ------------------------------
Subaccount    Invests exclusively in shares of    Investment Manager
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UEGL1         Evergreen VA Global Leaders Fund    Evergreen Investment
UEGL2                                             Management Company, LLC
UEGL3
UEGL4
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UEGI1         Evergreen VA Growth and Income      Evergreen Investment
UEGI2         Fund                                Management Company, LLC
UEGI3
UEGI4
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UEMS1         Evergreen VA Masters Fund           Evergreen Investment
UEMS2                                             Management(3)
UEMS3
UEMS4
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UEOM1         Evergreen VA Omega Fund             Evergreen Investment
UEOM2                                             Management Company, LLC
UEOM3
UEOM4
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UESC1         Evergreen VA Small Cap Value Fund   Evergreen Investment
UESC2                                             Management Company, LLC
UESC3
UESC4
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UESI2         Evergreen VA Strategic Income Fund  Evergreen Investment
UESI3                                             Management Company, LLC
UESI4
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UMDC1         Fidelity VIP III Mid Cap            Fidelity Management &
UMDC2         Portfolio (Service Class)           Research Company (FMR)(4)
UMDC4
PMDC1
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UCOF1         Fidelity VIP Contrafund(R)          Fidelity Management &
UCOF2         Portfolio (Service Class)           Research Company (FMR)(4)
UCOF3
UCOF4
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UHIP1         Fidelity VIP High Income            Fidelity Management &
UHIP2         Portfolio (Service Class)           Research Company (FMR)(4)
UHIP3
UHIP4
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
USMC1         FTVIPT Franklin Small Cap Fund -    Franklin Advisers, Inc.
USMC2         Class 2
USMC4
PSMC1
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UMSS1         FTVIPT Mutual Shares Securities     Franklin Mutual Advisers,
UMSS2         Fund - Class 2                      LLC
UMSS4
PMSS1
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UDMS2         FTVIPT Templeton Developing         Templeton Asset
UDMS3         Markets Securities Fund - Class 2   Management Ltd.
UDMS4
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UINT1         FTVIPT Templeton International      Templeton Investment
UINT3         Securities Fund - Class 2           Counsel, LLC
UINT4
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UGRS1         MFS(R) Investors Growth Stock       MFS Investment Management(R)
UGRS2         Series - Service Class
UGRS3
UGRS4
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UNDS1         MFS(R) New Discovery Series -       MFS Investment Management(R)
UNDS2         Service Class
UNDS4
PSND1
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UTRS1         MFS(R) Total Return Series -        MFS Investment Management(R)
UTRS2         Service Class
UTRS4
PSTR1
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UGIN2         Putnam VT Growth and Income Fund    Putnam Investment
UGIN4         - Class IB Shares                   Management, LLC
PGIN1
------------- ----------------------------------- ------------------------------

---------------- ----------------------------------- ---------------------------
Subaccount       Invests exclusively in shares of    Investment Manager
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UINO1            Putnam VT International New         Putnam Investment
UINO2            Opportunities Fund - Class IB       Management, LLC
UINO3            Shares
UINO4
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UVIS1            Putnam VT Vista Fund - Class IB     Putnam Investment
UVIS2            Shares                              Management, LLC
UVIS3
UVIS4
---------------- ----------------------------------- ---------------------------


(1) American Express Financial Corporation (AEFC) is the investment adviser.
(2) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-investment adviser.
(3) Evergreen  Investment   Management  Company,  LLC,  MFS  Institutional
    Advisors Inc., OppenheimerFunds, Inc. and Putnam Investment Management, Inc. are the sub-investment advisers.
(4) FMR U.K. and FMR Far East are the sub-investment advisers.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to either 0.85% or 1.10% of the average daily net assets of the subaccounts, depending on whether the contract is qualified or non-qualified.

4. ADMINISTRATIVE CHARGE

American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

5. CONTRACT ADMINISTRATIVE CHARGE

American Enterprise Life deducts a contract administrative charge of $40 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $40 annual charge is deducted at the time of any full withdrawal.

6. WITHDRAWAL CHARGE

American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first seven payment years following a purchase payment. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $662,606 in 2000 and $479,554 in 1999. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

7. INVESTMENT IN SHARES

The subaccounts' investment in shares of the Funds as of Dec. 31, 2000 were as follows:

---------------- ------------------------------ ---------------- ---------------
Subaccount       Investment                        Shares             NAV
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UCMG1            AXP(R)Variable Portfolio -      54,849           $1.00
UCMG4            Cash Management Fund           633,071            1.00
PCMG1                                               365            1.00
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UFIF2            AXP(R)Variable Portfolio -       2,519           10.17
UFIF3            Federal Income Fund              1,531           10.17
UFIF4                                             3,493           10.17
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UMGD2            AXP(R)Variable Portfolio -       2,235           17.68
UMGD4            Managed Fund                       147           17.68
PMGD1                                               313           17.68
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UNDM4            AXP(R)Variable Portfolio -       1,539           19.21
PNDM1            New Dimensions Fund(R)         107,776           19.21
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
USPF1            AXP(R)Variable Portfolio -         753            9.00
USPF2            S&P 500 Index Fund                 246            9.00
USPF3                                             3,407            9.00
USPF4                                            11,265            9.00
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
USCA1            AXP(R)Variable Portfolio -         172           11.20
USCA4            Small Cap Advantage Fund             9           11.20
PSCA1                                             8,663           11.20
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UCAP1            AIM V.I. Capital                  364            30.84
UCAP2            Appreciation Fund               4,290            30.84
UCAP4                                            8,778            30.84
PCAP1                                           39,760            30.84
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UDDT1            AIM V.I. Dent Demographic        1,262            8.21
UDDT2            Trends Fund                     15,068            8.21
UDDT3                                               757            8.21
UDDT4                                            15,305            8.21
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UVAL1            AIM V.I. Value Fund              1,742           27.31
UVAL2                                             9,614           27.31
UVAL4                                            19,889           27.31
PVAL1                                           162,312           27.31
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UGIP1            Alliance VP Growth & Income      1,304           23.06
UGIP2            Portfolio (Class B)              1,652           23.06
UGIP3                                             8,993           23.06
UGIP4                                            12,172           23.06
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UPRG1            Alliance VP Premier Growth       1,176           31.93
UPRG2            Portfolio (Class B)             10,646           31.93
UPRG3                                            10,495           31.93
UPRG4                                            17,198           31.93
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UTEC1            Alliance VP Technology           1,132           24.90
UTEC2            Portfolio (Class B)              5,353           24.90
UTEC3                                             7,513           24.90
UTEC4                                            12,692           24.90
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UEGL1            Evergreen VA Global Leaders        522           14.40
UEGL2            Fund                             4,318           14.40
UEGL3                                             1,143           14.40
UEGL4                                               283           14.40
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UEGI1            Evergreen VA Growth and          1,591           16.46
UEGI2            Income Fund                      1,071           16.46
UEGI3                                             1,354           16.46
UEGI4                                             366             16.46
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UEMS1            Evergreen VA Masters Fund        2,669           11.09
UEMS2                                             3,454           11.09
UEMS3                                               245           11.09
UEMS4                                             5,386           11.09
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UEOM1            Evergreen VA Omega Fund          4,508           16.97
UEOM2                                            13,027           16.97
UEOM3                                             8,143           16.97
UEOM4                                            33,339           16.97
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------

---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
Subaccount       Investment                     Shares           NAV
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UESC1            Evergreen VA Small Cap Value     1,006           11.70
UESC2            Fund                             3,260           11.70
UESC3                                                32           11.70
UESC4                                               737           11.70
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UESI2            Evergreen VA Strategic             750            9.01
UESI3            Income Fund                      2,813            9.01
UESI4                                                11            9.01
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UMDC1            Fidelity VIP III Mid Cap         1,327           20.22
UMDC2            Portfolio (Service Class)        7,997           20.22
UMDC4                                            12,809           20.22
PMDC1                                            16,493           20.22
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UCOF1            Fidelity VIP Contrafund(R)         168           23.67
UCOF2            Portfolio (Service Class)        7,082           23.67
UCOF3                                                95           23.67
UCOF4                                             7,731           23.67
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UHIP1            Fidelity VIP High Income           401            8.15
UHIP2            Portfolio (Service Class)        2,724            8.15
UHIP3                                             5,708            8.15
UHIP4                                             5,025            8.15
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
USMC1            FTVIPT Franklin Small Cap        2,194           21.14
USMC2            Fund - Class 2                   8,131           21.14
USMC4                                            14,663           21.14
PSMC1                                            49,185           21.14
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UMSS1            FTVIPT Mutual Shares             1,608           14.22
UMSS2            Securities Fund - Class 2          548           14.22
UMSS4                                             1,121           14.22
PMSS1                                                28           14.22
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UDMS2            FTVIPT Templeton Developing        345            5.22
UDMS3            Markets Securities Fund -        2,869            5.22
UDMS4            Class 2                            687            5.22
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UINT1            FTVIPT Templeton                 1,215           18.67
UINT3            International Securities         2,826           18.67
UINT4            Fund - Class 2                   2,668           18.67
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UGRS1            MFS(R)Investors Growth Stock       250           12.98
UGRS2            Series - Service Class           5,045           12.98
UGRS3                                             5,461           12.98
UGRS4                                            13,490           12.98
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UNDS1            MFS(R)New Discovery Series -     1,611           16.59
UNDS2            Service Class                      400           16.59
UNDS4                                             4,475           16.59
PSND1                                             1,836           16.59
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UTRS1            MFS(R)Total Return Series -      2,659           19.56
UTRS2            Service Class                    4,896           19.56
UTRS4                                             7,745           19.56
PSTR1                                             1,242           19.56
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UGIN2            Putnam VT Growth and Income      1,269           25.76
UGIN4            Fund - Class IB Shares             713           25.76
PGIN1                                             5,849           25.76
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UINO1            Putnam VT International New      3,481           13.67
UINO2            Opportunities Fund - Class       4,760           13.67
UINO3            IB Shares                        5,052           13.67
UINO4                                             8,155           13.67
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UVIS1            Putnam VT Vista Fund - Class     1,628           19.60
UVIS2            IB Shares                        8,487           19.60
UVIS3                                             6,811           19.60
UVIS4                                            22,781           19.60
---------------- ------------------------------ ---------------- ---------------

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, were as follows:

                                                   Year ended Dec. 31,

---------------- ------------------------------ ---------------- ---------------
Subaccount       Investment                          2000            1999
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UCMG1(1)         AXP(R)Variable Portfolio -        54,938              --
UCMG4(1)         Cash Management Fund             731,789              --
PCMG1(2)                                              111             261
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UFIF2(1)         AXP(R)Variable Portfolio -        25,351              --
UFIF3(1)         Federal Income Fund               15,368              --
UFIF4(1)                                           35,304              --
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UMGD2(1)         AXP(R)Variable Portfolio -        41,174              --
UMGD4(1)         Managed Fund                       2,684              --
PMGD1(2)                                            5,692             273
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UNDM4(1)         AXP(R)Variable Portfolio -        29,739              --
PNDM1(2)         New Dimensions Fund(R)         2,571,320             262
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
USPF1(1)         AXP(R)Variable Portfolio -         6,810              --
USPF2(1)         S&P 500 Index Fund                 2,348              --
USPF3(1)                                           32,298              --
USPF4(1)                                          103,234              --
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
USCA1(1)         AXP(R)Variable Portfolio -         2,202              --
USCA4(1)         Small Cap Advantage Fund             193              --
PSCA1(2)                                          102,109             261
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UCAP1(1)         AIM V.I. Capital                  13,077              --
UCAP2(1)         Appreciation Fund                143,169              --
UCAP4(1)                                          306,870              --
PCAP1(2)                                        1,547,572             266
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UDDT1(1)         AIM V.I. Dent Demographic         10,893              --
UDDT2(1)         Trends Fund                      150,296              --
UDDT3(1)                                            7,378              --
UDDT4(1)                                          137,674              --
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UVAL1(1)         AIM V.I. Value Fund               54,940              --
UVAL2(1)                                          275,781              --
UVAL4(1)                                          781,270              --
PVAL1(2)                                        5,300,588             264
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UGIP1(1)         Alliance VP Growth & Income       29,267              --
UGIP2(1)         Portfolio (Class B)               36,459              --
UGIP3(1)                                          202,414              --
UGIP4(1)                                          276,328              --
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UPRG1(1)         Alliance VP Premier Growth        40,724              --
UPRG2(1)         Portfolio (Class B)              380,716              --
UPRG3(1)                                          390,354              --
UPRG4(1)                                          808,606              --
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UTEC1(1)         Alliance VP Technology            31,905              --
UTEC2(1)         Portfolio (Class B)              169,230              --
UTEC3(1)                                          220,785              --
UTEC4(1)                                          350,774              --
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UEGL1(1)         Evergreen VA Global Leaders        7,753              --
UEGL2(1)         Fund                              66,085              --
UEGL3(1)                                           16,554              --
UEGL4(1)                                            4,297              --
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UEGI1(1)         Evergreen VA Growth and           29,377              --
UEGI2(1)         Income Fund                       17,776              --
UEGI3(1)                                           21,734              --
UEGI4(1)                                            6,144              --
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UEMS1(1)         Evergreen VA Masters Fund         35,437              --
UEMS2(1)                                           41,004              --
UEMS3(1)                                            2,806              --
UEMS4(1)                                           61,464              --
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UEOM1(1)         Evergreen VA Omega Fund           90,371              --
UEOM2(1)                                          260,395              --
UEOM3(1)                                          170,590              --
UEOM4(1)                                          860,447              --
---------------- ------------------------------ ---------------- ---------------

                                                     Year ended Dec. 31,

---------------- ---------------------------- ---------------- ---------------
Subaccount       Investment                        2000            1999
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UESC1(1)         Evergreen VA Small Cap Value      11,394            --
UESC2(1)         Fund                              37,363            --
UESC3(1)                                              360            --
UESC4(1)                                            8,189            --
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UESI2(1)         Evergreen VA Strategic             7,219           --
UESI3(1)         Income Fund                       28,437           --
UESI4(1)                                              206            --
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UMDC1(1)         Fidelity VIP III Mid Cap          25,993            --
UMDC2(1)         Portfolio (Service Class)        157,027            --
UMDC4(1)                                          256,940            --
PMDC1(2)                                          321,122           196
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UCOF1(1)         Fidelity VIP Contrafund(R)         4,286            --
UCOF2(1)         Portfolio (Service Class)        166,801            --
UCOF3(1)                                            2,296            --
UCOF4(1)                                          185,327            --
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UHIP1(1)         Fidelity VIP High Income           3,430            --
UHIP2(1)         Portfolio (Service Class)         23,718            --
UHIP3(1)                                           52,333            --
UHIP4(1)                                           40,956            --
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
USMC1(1)         FTVIPT Franklin Small Cap         52,043            --
USMC2(1)         Fund - Class 2                   184,098            --
USMC4(1)                                          333,981            --
PSMC1(2)                                        1,247,897           260
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UMSS1(1)         FTVIPT Mutual Shares              22,082            --
UMSS2(1)         Securities Fund - Class 2          7,691            --
UMSS4(1)                                           15,204            --
PMSS1(2)                                              108           260
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UDMS2(1)         FTVIPT Templeton Developing        1,886            --
UDMS3(1)         Markets Securities Fund -         25,343            --
UDMS4(1)         Class 2                            3,691            --
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UINT1(1)         FTVIPT Templeton                  22,115            --
UINT3(1)         International Securities          50,739            --
UINT4(1)         Fund - Class 2                    49,500            --
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UGRS1(1)         MFS(R)Investors Growth Stock       3,369            --
UGRS2(1)         Series - Service Class            67,964            --
UGRS3(1)                                           71,706            --
UGRS4(1)                                          186,001            --
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UNDS1(1)         MFS(R)New Discovery Series -      25,753            --
UNDS2(1)         Service Class                      6,651            --
UNDS4(1)                                           71,196            --
PSND1(1)                                           28,037           265
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UTRS1(1)         MFS(R)Total Return Series -       48,982            --
UTRS2(1)         Service Class                     92,147            --
UTRS4(1)                                          147,008            --
PSTR1(1)                                           23,693           260
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UGIN2(1)         Putnam VT Growth and Income       31,873            --
UGIN4(1)         Fund - Class IB Shares            17,968            --
PGIN1(2)                                          143,866           260
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UINO1(1)         Putnam VT International New       49,989            --
UINO2(1)         Opportunities Fund - Class        68,316            --
UINO3(1)         IB Shares                         70,335            --
UINO4(1)                                          123,866            --
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UVIS1(1)         Putnam VT Vista Fund - Class      32,867            --
UVIS2(1)         IB Shares                        185,495            --
UVIS3(1)                                          160,800            --
UVIS4(1)                                          494,881            --
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
                 Combined Variable Account    $22,624,506        $3,088
---------------- ---------------------------- ---------------- ---------------

(1) Operations commenced on May 30, 2000.
(2) Operations commenced on Nov. 9, 1999.


#240355-20 D (7/01)





PART C.

Item 24.      Financial Statements and Exhibits

(a)  Financial Statements included in Part A of this Registration Statement:

     American Enterprise Life Insurance Company

     Balance sheet as of March 31, 2001
     Statements of Income as of March 31, 2001 and 2000.
     Statements of Cash Flows as of March 31, 2001 and 2000.
     Notes to Financial Statements.

     Report of  Independent  Auditors  dated Feb. 8, 2001.
     Balance sheets as of Dec. 31, 2000 and 1999.
     Statements of Income for the years ended Dec. 31, 2000, 1999, and 1998. Statements of Stockholder's Equity for the three years ended
     Dec.  31,  2000.
     Statements of Cash Flows for the years ended Dec. 31, 2000, 1999 and 1998. Notes to Financial Statements.

     Financial Statements included in Part B of this Registration Statement:

     American Enterprise Variable Annuity Account

     Report of  Independent  Auditors  dated March 23, 2001.
     Statements  of Net Assets for the year ended Dec. 31, 2000.
     Statements of Operations for the period ended Dec. 31, 2000. Statements of Changes in Net Assets for the period ended Dec. 31, 2000. Notes to Financial Statements.

(b)  Exhibits:

     1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

     1.2 Resolution of the Board of Directors of American Enterprise Life establishing 15 additional Subaccounts within the separate account dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

     1.3 Resolution of the board of Directors of American Enterprise Life establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about April 28, 2000, is incorporated by reference.

     2.   Not applicable.

     3. Form of Selling Agreement, filed electronically as Exhibit 3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about April 28, 2000, is incorporated by reference.

     4.1 Form of Deferred Annuity Contract (form 240343), filed electronically as Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

     4.2 Form of Performance Credit Rider (form 240349), filed electronically as Exhibit 4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb 11, 2000, is incorporated by reference.

     4.3 Form of Maximum Anniversary Value Death Benefit Rider (240346), filed electronically as Exhibit 4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

     4.4 Form of Guaranteed Minimum Income Benefit Rider (form 240350), filed electronically as Exhibit 4.4 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

     4.5  Form of Roth IRA  Endorsement  (form  43094) filed  electronically  as
          Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

     4.6 Form of SEP-IRA (form 43433) filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

     4.7 Form of Benefit Protector(SM) Death Benefit Rider (form 271155), filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

     4.8 Form of Benefit Protector(SM) Plus Death Benefit Rider (form 271156), filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

     5. Form of Variable Annuity Application (form 240345), filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

     6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
          6.1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

     6.2  Amended By-Laws of American Enterprise Life, filed electronically as
          Exhibit 6.2 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

     7.   Not applicable.

     8.1 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on behalf of itself and its separate accounts, and American Express Financial Advisors, Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated by reference.

   8.2(a) Copy of Participation  Agreement among Variable  Insurance  Products
          Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(a) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

   8.2(b) Copy of Participation  Agreement among Variable  Insurance  Products
          Fund III, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(b) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

     8.3 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(m) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

     8.4 Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds, Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471 is incorporated by reference.

     9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

     10.  Consent of Independent Auditors, filed electronically herewith.

     11.  None.

     12.  Not applicable.

     13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-92297 filed on or about April 28, 2000, is incorporated by reference.

     14.  Not applicable.

     15. Power of Attorney to sign this Registration Statement, dated April 25, 2001, filed electronically as Exhibit 24 to American Enterprise MVA Account's Post-Effective Amendment No. 7 to Registration Statement 333-86297 on form S-1, filed on or about April 26, 2001, is incorporated by reference.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address             Positions and Offices with Depositor
------------------------------------- -------------------------------------- --------------------------------------

Gumer C. Alvero                       829 AXP Financial Center               Director, Chairman of the Board and
                                      Minneapolis, MN  55474                 Executive Vice President - Annuities

Lorraine R. Hart                      829 AXP Financial Center               Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       829 AXP Financial Center               Director, President and Chief
                                      Minneapolis, MN  55474                 Executive Officer

Bruce A. Kohn                         829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Paul S. Mannweiler                    Indianapolis Power and Light           Director
                                      One Monument Circle
                                      P.O. Box 1595
                                      Indianapolis, IN  46206-1595

Eric L. Marhoun                       829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Mary Ellyn Minenko                    829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Teresa J. Rasmussen                   829 AXP Financial Center               Director, Vice President, General
                                      Minneapolis, MN  55474                 Counsel and Secretary

Stuart A. Sedlacek                    829 AXP Financial Center               Executive Vice President
                                      Minneapolis, MN  55474

Philip C. Wentzel                     829 AXP Financial Center               Vice President and Controller
                                      Minneapolis, MN  55474

David L. Yowan                        829 AXP Financial Center               Vice President and Treasurer
                                      Minneapolis, MN  55474


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         American Enterprise Life Insurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

The following list includes the names of major subsidiaries of American Express.

                                                                 Jurisdiction of
                   Name of Subsidiary                          Incorporation
                   ------------------                         ---------------

I.   Travel Related Services

     American Express Travel Related Services Company, Inc.     New York

II.  International Banking Services

     American Express Bank Ltd.                                 Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Strategies Group Inc.                     Minnesota
     American Centurion Life Assurance Company                  New York
     American Enterprise Investment Services Inc.               Minnesota
     American Enterprise Life Insurance Company                 Indiana
     American Express Asset Management Group Inc.               Minnesota
     American Express Asset Management International Inc.       Delaware
     American Express Asset Management International
       (Japan) Ltd.                                             Japan
     American Express Asset Management Ltd.                     England
     American Express Client Service Corporation                Minnesota
     American Express Corporation                               Delaware
     American Express Financial Advisors Inc.                   Delaware
     American Express Financial Corporation                     Delaware
     American Express Insurance Agency of Arizona Inc.          Arizona
     American Express Insurance Agency of Idaho Inc.            Idaho
     American Express Insurance Agency of Nevada Inc.           Nevada
     American Express Insurance Agency of Oregon Inc.           Oregon
     American Express Minnesota Foundation                      Minnesota
     American Express Property Casualty Insurance Agency
       of Kentucky Inc.                                         Kentucky
     American Express Property Casualty Insurance Agency
       of Maryland Inc.                                         Maryland
     American Express Property Casualty Insurance Agency
       of Pennsylvania Inc.                                     Pennsylvania
     American Express Trust Company                             Minnesota
     American Partners Life Insurance Company                   Arizona
     IDS Cable Corporation                                      Minnesota
     IDS Cable II Corporation                                   Minnesota
     IDS Capital Holdings Inc.                                  Minnesota
     IDS Certificate Company                                    Delaware
     IDS Futures Corporation                                    Minnesota
     IDS Insurance Agency of Alabama Inc.                       Alabama
     IDS Insurance Agency of Arkansas Inc.                      Arkansas
     IDS Insurance Agency of Massachusetts Inc.                 Massachusetts
     IDS Insurance Agency of New Mexico Inc.                    New Mexico
     IDS Insurance Agency of North Carolina Inc.                North Carolina
     IDS Insurance Agency of Utah Inc.                          Utah
     IDS Insurance Agency of Wyoming Inc.                       Wyoming
     IDS Life Insurance Company                                 Minnesota
     IDS Life Insurance Company of New York                     New York
     IDS Management Corporation                                 Minnesota
     IDS Partnership Services Corporation                       Minnesota
     IDS Plan Services of California, Inc.                      Minnesota
     IDS Property Casualty Insurance Company                    Wisconsin
     IDS Real Estate Services, Inc.                             Delaware
     IDS Realty Corporation                                     Minnesota
     IDS Sales Support Inc.                                     Minnesota
     IDS Securities Corporation                                 Delaware
     Investors Syndicate Development Corp.                      Nevada
     Public Employee Payment Company                            Minnesota

Item 27.   Number of Contract owners

           Not applicable.

Item 28.   Indemnification

           The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

           The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

           The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.



Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company.


(b)  As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address   Position and Offices with
                                      Underwriter
------------------------------------- -----------------------------------

Ronald. G. Abrahamson                 Vice President - Business
200 AXP Financial Center              Transformation
Minneapolis, MN  55474

Douglas A. Alger                      Senior Vice President - Human
200 AXP Financial Center              Resources
Minneapolis, MN  55474

Gumer C. Alvero                       Vice President - Annuities
200 AXP Financial Center
Minneapolis, MN  55474

Peter J. Anderson                     Senior Vice President -
200 AXP Financial Center              Investment Operations
Minneapolis, MN  55474

Ward D. Armstrong                     Senior Vice President -
200 AXP Financial Center              Retirement Services
Minneapolis, MN  55474

John M. Baker                         Vice President - Plan Sponsor
200 AXP Financial Center              Services
Minneapolis, MN  55474

Dudley Barksdale                      Vice President - Service
200 AXP Financial Center              Development
Minneapolis, MN  55474

Joseph M. Barsky, III                 Vice President - Mutual Fund
200 AXP Financial Center              Equities
Minneapolis, MN  55474

Timothy V. Bechtold                   Vice President - Risk Management
200 AXP Financial Center              Products
Minneapolis, MN  55474

John D. Begley                        Group Vice President -
Suite 100                             Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                       Group Vice President - Los
Suite 900                             Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

Walter K. Booker                      Group Vice President - New Jersey
200 AXP Financial Center
Minneapolis, MN  55474

Bruce J. Bordelon                     Group Vice President - San
1333 N. California Blvd.              Francisco Bay Area
Suite 200
Walnut Creek, CA  94596

Charles R. Branch                     Group Vice President - Northwest
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                    Vice President - Sales Support
200 AXP Financial Center
Minneapolis, MN  55474

Kenneth J. Ciak                       Vice President and General
IDS Property Casualty                 Manager - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                      Vice President - Retail
200 AXP Financial Center              Distribution Services
Minneapolis, MN  55474

Henry J. Cormier                      Group Vice President - Connecticut
Commerce Center One
333 East River Drive
East Hartford, CT  06108

James M. Cracchiolo                   Director, President and Chief
200 AXP Financial Center              Executive Officer
Minneapolis, MN  55474

John M. Crawford                      Group Vice President -
Suite 200                             Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                        Group Vice President -
Suite 312                             Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                        Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Luz Maria Davis                       Vice President - Communications
200 AXP Financial Center
Minneapolis, MN  55474

Arthur E. DeLorenzo                   Group Vice President - Upstate
4 Atrium Drive, #100                  New York
Albany, NY  12205

Scott M. DiGiammarino                 Group Vice President -
Suite 500                             Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                      Group Vice President - Eastern
Two Datran Center                     Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                    Vice President - Assured Assets
200 AXP Financial Center              Product Development and Management
Minneapolis, MN  55474

James P. Egge                         Group Vice President - Western
4305 South Louise, Suite 202          Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Robert M. Elconin                     Vice President - Government
200 AXP Financial Center              Relations
Minneapolis, MN  55474

Phillip W. Evans,                     Group Vice President - Rocky
Suite 600                             Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                       Vice President - Mutual Fund
200 AXP Financial Center              Equity Investments
Minneapolis, MN  55474

Douglas L. Forsberg                   Vice President - International
200 AXP Financial Center
Minneapolis, MN  55474

Peter A. Gallus                       Vice President-Investment
200 AXP Financial Center              Administration
Minneapolis, MN  55474

Derek G. Gledhill                     Vice President - Integrated
200 AXP Financial Center              Financial Services Field
Minneapolis, MN  55474                Implementation

David A. Hammer                       Vice President and Marketing
200 AXP Financial Center              Controller
Minneapolis, MN  55474

Teresa A. Hanratty                    Senior Vice President-Field
Suites 6&7                            Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                      Group Vice President - Boston
Two Constitution Plaza                Metro
Boston, MA  02129

Lorraine R. Hart                      Vice President - Insurance
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Janis K. Heaney                       Vice President - Incentive
200 AXP Financial Center              Management
Minneapolis, MN  55474

Brian M. Heath                        Senior Vice President and General
Suite 150                             Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Jon E. Hjelm                          Group Vice President - Rhode
310 Southbridge Street                Island/Central - Western
Auburn, MA  01501                     Massachusetts

David J. Hockenberry                  Group Vice President - Tennessee
30 Burton Hills Blvd.                 Valley
Suite 175
Nashville, TN  37215

Carol A. Holton                       Vice President - Third Party
200 AXP Financial Center              Distribution
Minneapolis, MN  55474

David R. Hubers                       Chairman of the Board
200 AXP Financial Center
Minneapolis, MN  55474

Debra A. Hutchinson                   Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Diana R. Iannarone                    Group Vice President -
3030 N.W. Expressway                  Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

Theodore M. Jenkin                    Group Vice President - Cleveland
                                      Metro

James M. Jensen                       Vice President - Advice and
200 AXP Financial Center              Retail Distribution Group
Minneapolis, MN  55474                Products, Compensation and Field
                                      Administration

Marietta L. Johns                     Senior Vice President - Field
200 AXP Financial Center              Management
Minneapolis, MN  55474

Nancy E. Jones                        Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

John C. Junek                         Senior Vice President, General
200 AXP Financial Center              Counsel
Minneapolis, MN  55474

Ora J. Kaine                          Vice President - Financial
200 AXP Financial Center              Advisory Services
Minneapolis, MN  55474

Linda B. Keene                        Vice President - Market
200 AXP Financial Center              Development
Minneapolis, MN  55474

Raymond G. Kelly                      Group Vice President - North Texas
Suite 250
801 East Campbell Road
Richardson, TX  75081

John M. Knight                        Vice President - Investment
200 AXP Financial Center              Accounting
Minneapolis, MN  55474

Claire Kolmodin                       Vice President - Service Quality
200 AXP Financial Center
Minneapolis, MN  55474

David S. Kreager                      Group Vice President - Greater
Suite 108                             Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                     Director and Senior Vice
200 AXP Financial Center              President-Direct and Interactive
Minneapolis, MN  55474                Group

Mitre Kutanovski                      Group Vice President - Chicago
Suite 680                             Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                        Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Lori J. Larson                        Vice President - Brokerage and
200 AXP Financial Center              Direct Services
Minneapolis, MN  55474

Daniel E. Laufenberg                  Vice President and Chief U.S.
200 AXP Financial Center              Economist
Minneapolis, MN  55474

Jane W. Lee                           Vice President - New Business
200 AXP Financial Center              Development and Marketing
Minneapolis, MN  55474

Peter A. Lefferts                     Senior Vice President - Corporate
200 AXP Financial Center              Strategy and Development
Minneapolis, MN  55474

Fred A. Mandell                       Vice President - Distribution
200 AXP Financial Center              Channel Marketing
Minneapolis, MN  55474

Daniel E. Martin                      Group Vice President - Pittsburgh
Suite 650                             Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                      Vice President and Director of
200 AXP Financial Center              Global Research
Minneapolis, MN  55474

Paula R. Meyer                        Vice President - Mutual Funds
200 AXP Financial Center
Minneapolis, MN  55474

Shashank B. Modak                     Vice President - Technology Leader
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Senior Vice President - Products
200 AXP Financial Center              Group
Minneapolis, MN  55474

Barry J. Murphy                       Executive Vice President - U.S.
200 AXP Financial Center              Retail Group
Minneapolis, MN  55474

Mary Owens Neal                       Vice President-Consumer Marketing
200 AXP Financial Center
Minneapolis, MN  55474

Scott M. Nelson                       Vice President - Alternative
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Thomas V. Nicolosi                    Group Vice President - New York
Suite 220                             Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                    Vice President - Advisory
200 AXP Financial Center              Business Systems
Minneapolis, MN  55474

James R. Palmer                       Vice President - Taxes
200 AXP Financial Center
Minneapolis, MN  55474

Marc A. Parker                        Group Vice President -
10200 SW Greenburg Road               Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                       Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

Kris Petersen                         Vice President - Non-propriety
200 AXP Financial Center              Products
Minneapolis, MN  55474

Susan B. Plimpton                     Vice President - Marketing
200 AXP Financial Center              Services
Minneapolis, MN  55474

Larry M. Post                         Group Vice President -
One Tower Bridge                      Philadelphia Metro and Northern
100 Front Street, 8th Fl              New England
West Conshohocken, PA  19428

Ronald W. Powell                      Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

James M. Punch                        Vice President - Branded Platform
200 AXP Financial Center              Project
Minneapolis, MN  55474

Frederick C. Quirsfeld                Senior Vice President - Fixed
200 AXP Financial Center              Income
Minneapolis, MN  55474

Teresa J. Rasmussen                   Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Rollyn C. Renstrom                    Vice President - Corporate
200 AXP Financial Center              Planning and Analysis
Minneapolis, MN  55474

Ralph D. Richardson III               Group Vice President - Southern
Suite 800                             Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                     Senior Vice President - Field
200 AXP Financial Center              Management and Financial Advisory
Minneapolis, MN  55474                Service

Stephen W. Roszell                    Senior Vice President -
200 AXP Financial Center              Institutional
Minneapolis, MN  55474

Max G. Roth                           Group Vice President -
Suite 201 S. IDS Ctr                  Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Diane M. Ruebling                     Group Vice President - Central
                                      California/Western Nevada

Erven A. Samsel                       Senior Vice President - Field
45 Braintree Hill Park                Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                       Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Russell L. Scalfano                   Group Vice President -
Suite 201                             Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                     Group Vice President -
Suite 205                             Arizona/Las Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                    Senior Vice President and Chief
200 AXP Financial Center              Financial Officer
Minneapolis, MN  55474

Donald K. Shanks                      Vice President - Property Casualty
200 AXP Financial Center
Minneapolis, MN  55474

Judy P. Skoglund                      Vice President - Quality and
200 AXP Financial Center              Service Support
Minneapolis, MN  55474

James B. Solberg                      Group Vice President - Eastern
466 Westdale Mall                     Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                         Senior Vice President - Client
200 AXP Financial Center              Service
Minneapolis, MN  55474

Paul J. Stanislaw                     Group Vice President - Southern
Suite 1100                            California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                       Vice President - Marketing Offer
200 AXP Financial Center              Development
Minneapolis, MN  55474

Lois A. Stilwell                      Group Vice President - Outstate
Suite 433                             Minnesota Area/North
9900 East Bren Road                   Dakota/Western Wisconsin
Minnetonka, MN  55343

James J. Strauss                      Vice President and General Auditor
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey J. Stremcha                   Vice President - Information
200 AXP Financial Center              Resource Management/ISD
Minneapolis, MN  55474

Barbara Stroup Stewart                Vice President - Channel
200 AXP Financial Center              Development
Minneapolis, MN  55474

Craig P. Taucher                      Group Vice President -
Suite 150                             Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                        Group Vice President -
Suite 425                             Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                        Senior Vice President -
200 AXP Financial Center              Information and Technology
Minneapolis, MN  55474

Keith N. Tufte                        Vice President and Director of
200 AXP Financial Center              Equity Research
Minneapolis, MN  55474

Peter S. Velardi                      Group Vice President -
Suite 180                             Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer               Group Vice President - Detroit
Suite 100                             Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Donald F. Weaver                      Group Vice President - Greater
3500 Market Street, Suite 200         Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                     Senior Vice President - Alliance
1010 Main St., Suite 2B               Group
Huntington Beach, CA  92648

Michael L. Weiner                     Vice President - Tax Research and
200 AXP Financial Center              Audit
Minneapolis, MN  55474

Jeffry M. Welter                      Vice President - Equity and Fixed
200 AXP Financial Center              Income Trading
Minneapolis, MN  55474

Thomas L. White                       Group Vice President - Cleveland
Suite 200                             Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                      Group Vice President - Virginia
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                   Group Vice President - Twin
200 AXP Financial Center              Cities Metro
Minneapolis, MN  55474

Edwin M. Wistrand                     Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Michael D. Wolf                       Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Michael R. Woodward                   Senior Vice President - Field
32 Ellicott St.                       Management
Suite 100
Batavia, NY  14020

David L. Yowan                        Vice President and Treasurer
American Express Co.
New York

Rande L. Zellers                      Group Vice President-Gulf States
1 Galleria Blvd., Suite 1900
Metairie, LA  70001


Item 29(c)

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $32,468,381           $662,606             None                  None
Financial Advisors
Inc.



Item 30.   Location of Accounts and Records

           American Enterprise Life Insurance Company
           829 AXP Financial Center
           Minneapolis, MN 55474

Item 31.   Management Services

           Not applicable.

Item 32.   Undertakings

           (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

           (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

           (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis, and State of Minnesota, on the 16th day of July, 2001.

                         AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                      (Registrant)

                         By American Enterprise Life Insurance Company
                                    (Sponsor)

                         By /s/       Carol A. Holton*
                                      ---------------
                                      Carol A. Holton
                         President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 16th day of July, 2001.

Signature                                           Title

/s/  Gumer C. Alvero*                   Director, Chairman of the Board and
     ---------------                    Executive Vice President - Annuities
     Gumer C. Alvero

/s/  Carol A. Holton*                   Director, Vice President and Chief
     ---------------                    Executive Officer
     Carol A. Holton

     Paul S. Mannweiler                 Director

/s/  Teresa J. Rasmussen*               Director, Vice President, General
     -------------------                Counsel and Secretary
     Teresa J. Rasmussen

/s/  Stuart A. Sedlacek*                Executive Vice President
     ------------------
     Stuart A. Sedlacek

/s/  Philip C. Wentzel*                 Vice President and Controller
     -----------------
     Philip C. Wentzel

/s/  David L. Yowan*                    Vice President and Treasurer
     --------------
     David L. Yowan

*Signed pursuant to Power of Attorney, dated April 25, 2001, filed electronically as Exhibit 24 to American Enterprise MVA Account's Post-Effective Amendment No. 7 to Registration Statement 333-86297 on form S-1, filed on or about April 26, 2001, is incorporated by reference.



By: /s/ James M. Odland
        ------------------
        James M. Odland

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 4 TO REGISTRATION STATEMENT
  NO. 333-92297

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

Part C.

     Other Information.

     The signatures.